Vanguard Russell 3000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Consumer Discretionary (15.2%)
* Amazon.com Inc.	20,739	50,652
Home Depot Inc.	54,049	13,430
Walt Disney Co.	86,587	10,157
Comcast Corp. Class A	223,220	8,840
* Netflix Inc.	20,924	8,782
Walmart Inc.	68,666	8,519
McDonald's Corp.	37,406	6,969
Costco Wholesale Corp.	21,793	6,722
* Tesla Inc.	7,168	5,985
NIKE Inc. Class B	57,873	5,705
Lowe's Cos. Inc.	38,385	5,003
Starbucks Corp.	58,673	4,576
* Charter Communications Inc. Class A	7,422	4,038
* Booking Holdings Inc.	2,084	3,417
TJX Cos. Inc.	60,279	3,180
Target Corp.	24,330	2,976
Dollar General Corp.	12,636	2,420
Estee Lauder Cos. Inc. Class A	10,781	2,129
* Lululemon Athletica Inc.	5,833	1,750
Ross Stores Inc.	17,732	1,719
eBay Inc.	37,719	1,718
* Uber Technologies Inc.	47,027	1,708
General Motors Co.	61,932	1,603
* O'Reilly Automotive Inc.	3,732	1,557
* AutoZone Inc.	1,172	1,345
Yum! Brands Inc.	14,926	1,339
* Chipotle Mexican Grill Inc.	1,292	1,297
Marriott International Inc. Class A	13,547	1,199
* Spotify Technology SA	6,447	1,166
* Dollar Tree Inc.	11,672	1,142
Ford Motor Co.	195,047	1,114
Hilton Worldwide Holdings Inc.	13,886	1,101
Aptiv plc	12,986	979
DR Horton Inc.	17,450	965
VF Corp.	15,246	855
Best Buy Co. Inc.	10,951	855
Yum China Holdings Inc.	17,828	826
Las Vegas Sands Corp.	16,663	799
Domino's Pizza Inc.	2,047	790
Lennar Corp. Class A	13,060	790
Tiffany & Co.	5,972	765
* CarMax Inc.	8,341	734
Tractor Supply Co.	5,835	712
* Burlington Stores Inc.	3,340	700

* Liberty Broadband Corp. Class C	5,105	697
* Ulta Beauty Inc.	2,718	663
Garmin Ltd.	7,165	646
* Trade Desk Inc. Class A	2,010	626
Genuine Parts Co.	7,232	603
Omnicom Group Inc.	10,899	597
ViacomCBS Inc. Class B	26,976	559
* Wayfair Inc.	3,133	537
Fox Corp. Class A	17,882	522
Expedia Group Inc.	6,549	521
* NVR Inc.	161	519
Pool Corp.	1,884	507
Darden Restaurants Inc.	6,452	496
Royal Caribbean Cruises Ltd.	9,167	475
* Etsy Inc.	5,840	473
Advance Auto Parts Inc.	3,371	470
Hasbro Inc.	6,366	468
* Roku Inc.	4,172	457
Fortune Brands Home & Security Inc.	7,423	453
Wynn Resorts Ltd.	5,297	441
PulteGroup Inc.	12,383	421
* LKQ Corp.	15,304	420
* DISH Network Corp. Class A	13,099	415
MGM Resorts International	23,553	405
Vail Resorts Inc.	1,990	395
Cable One Inc.	208	392
Sirius XM Holdings Inc.	67,356	392
* Altice USA Inc. Class A	14,886	383
Whirlpool Corp.	3,086	376
* Chegg Inc.	5,859	358
^ Carnival Corp.	22,585	355
* Liberty Media Corp -Liberty Formula One Class C	9,975	346
Service Corp. International	8,755	345
Interpublic Group of Cos. Inc.	20,063	343
BorgWarner Inc.	10,426	335
Gentex Corp.	12,642	334
* Bright Horizons Family Solutions Inc.	2,936	328
* Caesars Entertainment Corp.	28,687	327
* Discovery Communications Inc. Class C	16,623	326
Aramark	12,523	324
Lear Corp.	3,056	324
* Live Nation Entertainment Inc.	6,555	322
New York Times Co. Class A	8,044	316
Williams-Sonoma Inc.	3,718	309
* Lyft Inc. Class A	9,866	308
Rollins Inc.	6,980	292
* Five Below Inc.	2,722	285
* Mohawk Industries Inc.	2,956	276
* IAA Inc.	6,603	271
* Liberty Media Corp -Liberty SiriusXM Class C	7,310	267
* Planet Fitness Inc. Class A	4,095	265
Dunkin' Brands Group Inc.	4,085	261
* Deckers Outdoor Corp.	1,429	261
Newell Brands Inc.	19,072	251
News Corp. Class A	20,311	249
Nielsen Holdings plc	17,648	245
Polaris Inc.	2,728	238

* Grand Canyon Education Inc.	2,372	231
* Ollie's Bargain Outlet Holdings Inc.	2,516	230
* Carvana Co.	2,453	228
Leggett & Platt Inc.	7,281	223
Churchill Downs Inc.	1,659	220
Fox Corp. Class B	7,624	219
Thor Industries Inc.	2,514	217
* ServiceMaster Global Holdings Inc.	6,499	214
* SiteOne Landscape Supply Inc.	1,942	206
Wyndham Hotels & Resorts Inc.	4,412	203
Toll Brothers Inc.	6,099	197
* Skechers USA Inc. Class A	6,247	196
* BJ's Wholesale Club Holdings Inc.	5,280	190
Tapestry Inc.	13,857	188
Wendy's Co.	8,817	187
Carter's Inc.	2,177	187
* frontdoor Inc.	4,046	185
* Murphy USA Inc.	1,535	178
Nexstar Media Group Inc. Class A	2,131	178
* Liberty Broadband Corp. Class A	1,313	177
L Brands Inc.	10,837	175
Ralph Lauren Corp.	2,315	175
Marriott Vacations Worldwide Corp.	1,945	175
Strategic Education Inc.	1,010	171
* Madison Square Garden Sports C	1,003	171
* Rh	783	170
Wingstop Inc.	1,392	170
* Penn National Gaming Inc.	5,139	169
Hanesbrands Inc.	17,076	168
* Floor & Decor Holdings Inc. Class A	3,215	167
* Stamps.com Inc.	837	166
* Liberty Media Corp -Liberty SiriusXM	4,478	163
Harley-Davidson Inc.	7,650	163
* Discovery Inc.	7,475	163
Texas Roadhouse Inc.	3,135	163
H&R Block Inc.	9,506	162
PVH Corp.	3,476	158
* Norwegian Cruise Line Holdings Ltd.	10,010	157
* Qurate Retail Group Inc. QVC Group Class A	18,343	151
* Mattel Inc.	16,349	151
Kohl's Corp.	7,495	144
Amerco	440	142
* Tempur Sealy International Inc.	2,141	140
Foot Locker Inc.	5,019	139
KB Home	4,079	135
Wyndham Destinations Inc.	4,206	134
Choice Hotels International Inc.	1,581	128
* Fox Factory Holding Corp.	1,765	127
Lithia Motors Inc. Class A	1,048	126
Cracker Barrel Old Country Store Inc.	1,129	121
TEGNA Inc.	10,285	121
* Taylor Morrison Home Corp. Class A	6,213	120
* Meritage Homes Corp.	1,722	120
Aaron's Inc.	3,188	118
LCI Industries	1,151	114
* Eldorado Resorts Inc.	3,102	110
Dick's Sporting Goods Inc.	3,003	108

John Wiley & Sons Inc. Class A	2,641	106
^ Macy's Inc.	16,475	105
Columbia Sportswear Co.	1,397	102
* Capri Holdings Ltd.	6,780	102
* AutoNation Inc.	2,555	101
Extended Stay America Inc.	8,616	99
* National Vision Holdings Inc.	3,665	98
World Wrestling Entertainment Inc. Class A	2,098	97
TripAdvisor Inc.	5,012	97
* 2U Inc.	2,649	97
* Visteon Corp.	1,326	95
Hyatt Hotels Corp. Class A	1,712	94
Steven Madden Ltd.	3,982	94
* TRI Pointe Group Inc.	6,527	93
* Crocs Inc.	3,257	93
* Under Armour Inc. Class C	11,724	92
Penske Automotive Group Inc.	2,569	92
Gap Inc.	10,318	92
Jack in the Box Inc.	1,345	90
* Dorman Products Inc.	1,281	90
* Under Armour Inc. Class A	10,077	88
* Hilton Grand Vacations Inc.	4,090	88
KAR Auction Services Inc.	6,055	87
Six Flags Entertainment Corp.	3,781	87
Monro Inc.	1,553	86
* Adtalem Global Education Inc.	2,537	85
Dana Inc.	6,691	85
Goodyear Tire & Rubber Co.	11,030	84
Nordstrom Inc.	5,145	83
* Cavco Industries Inc.	430	82
MDC Holdings Inc.	2,391	81
Boyd Gaming Corp.	3,797	81
* YETI Holdings Inc.	2,488	80
* LGI Homes Inc.	957	80
News Corp. Class B	6,482	79
Papa John's International Inc.	1,020	79
Wolverine World Wide Inc.	3,783	79
* Madison Square Garden Entertainment Corp.	998	79
PriceSmart Inc.	1,440	78
Winnebago Industries Inc.	1,438	78
Reynolds Consumer Products Inc.	2,324	78
* Shake Shack Inc. Class A	1,373	76
Cinemark Holdings Inc.	5,074	76
* Central Garden & Pet Co. Class A	2,160	74
* Sally Beauty Holdings Inc.	5,670	74
Graham Holdings Co. Class B	201	72
* Meritor Inc.	3,532	72
* Adient plc	4,178	71
Big Lots Inc.	1,767	68
American Eagle Outfitters Inc.	7,451	68
* Fitbit Inc.	10,695	68
Callaway Golf Co.	4,398	67
Office Depot Inc.	26,310	65
* Asbury Automotive Group Inc.	898	65
Lennar Corp. Class B	1,396	63
* Gentherm Inc.	1,534	62
Cooper Tire & Rubber Co.	2,415	62

* Gray Television Inc.	4,378	61
Rent-A-Center Inc.	2,368	60
* Avis Budget Group Inc.	2,768	60
Core-Mark Holding Co. Inc.	2,128	60
* Sonos Inc.	5,430	59
* Skyline Champion Corp.	2,344	58
* AMC Networks Inc. Class A	2,011	57
* Urban Outfitters Inc.	3,293	56
* Liberty Media Corp -Liberty Braves Class C	2,502	55
Sinclair Broadcast Group Inc. Class A	2,926	55
* Perdoceo Education Corp.	3,348	55
* Laureate Education Inc. Class A	5,538	54
La-Z-Boy Inc.	2,079	53
Acushnet Holdings Corp.	1,568	52
* WW International Inc.	2,190	52
* Liberty Latin America Ltd. Class C	5,444	52
Group 1 Automotive Inc.	825	52
* American Woodmark Corp.	803	50
Coty Inc. Class A	13,792	50
Bloomin' Brands Inc.	4,231	48
* Cardlytics Inc.	678	46
Sturm Ruger & Co. Inc.	736	46
Brinker International Inc.	1,710	45
* RealReal Inc.	3,321	45
* Stitch Fix Inc. Class A	1,917	44
* Liberty Media Corp -Liberty Formula One Class A	1,309	44
Red Rock Resorts Inc. Class A	3,187	44
* K12 Inc.	1,783	44
* Malibu Boats Inc. Class A	922	43
* Sleep Number Corp.	1,386	43
Bed Bath & Beyond Inc.	5,899	43
Cheesecake Factory Inc.	1,979	43
Standard Motor Products Inc.	989	42
* M/I Homes Inc.	1,248	42
* Lions Gate Entertainment Corp. Class B	5,534	42
* Scientific Games Corp.	2,543	40
International Game Technology plc	4,679	39
Scholastic Corp.	1,330	39
* SeaWorld Entertainment Inc.	2,141	39
Inter Parfums Inc.	807	37
* American Axle & Manufacturing Holdings Inc.	5,267	37
* Century Communities Inc.	1,228	36
* Hemisphere Media Group Inc.	3,575	35
* Liberty Latin America Ltd. Class A	3,464	35
Oxford Industries Inc.	787	34
Abercrombie & Fitch Co.	2,862	33
Dine Brands Global Inc.	725	33
* WillScot Corp.	2,401	32
* American Outdoor Brands Corp.	2,661	31
Camping World Holdings Inc. Class A	1,468	31
Kontoor Brands Inc.	2,071	30
Children's Place Inc.	722	30
Matthews International Corp. Class A	1,447	30
* IMAX Corp.	2,337	29
Meredith Corp.	1,971	29
Sonic Automotive Inc. Class A	1,092	29
* Denny's Corp.	2,643	29

*	Universal Electronics Inc.	633	29
*	Boot Barn Holdings Inc.	1,286	28
*	GoPro Inc. Class A	5,781	27
	Signet Jewelers Ltd.	2,483	26
*	1-800-Flowers.com Inc. Class A	1,174	26
*	Stoneridge Inc.	1,247	26
	ViacomCBS Inc. Class A	1,041	26
*	Vista Outdoor Inc.	2,619	25
*	MSG Networks Inc.	1,966	24
*	Quotient Technology Inc.	3,433	24
*	America's Car-Mart Inc.	300	24
	Escalade Inc.	2,332	24
*	Overstock.com Inc.	1,236	23
*	elf Beauty Inc.	1,317	23
	EW Scripps Co.	2,528	22
	Interface Inc.	2,572	22
*	SP Plus Corp.	1,068	22
	National Presto Industries Inc.	241	22
*	Zumiez Inc.	870	21
*	American Public Education Inc.	672	21
*	G-III Apparel Group Ltd.	2,040	21
*	Liberty Media Corp -Liberty Braves	918	21
*	QuinStreet Inc.	2,022	21
*	Monarch Casino & Resort Inc.	510	20
	Guess? Inc.	2,104	20
*	Sportsman's Warehouse Holdings Inc.	1,801	20
	Buckle Inc.	1,379	19
	BJ's Restaurants Inc.	877	19
*	Cars.com Inc.	3,051	19
	Dave & Buster's Entertainment Inc.	1,418	19
	Designer Brands Inc. Class A	2,979	18
*	Lions Gate Entertainment Corp. Class A	2,255	18
*,^	GameStop Corp. Class A	4,332	18
	Viad Corp.	931	17
*	Rosetta Stone Inc.	913	17
*	MarineMax Inc.	874	17
	Johnson Outdoors Inc. Class A	212	16
*	Tenneco Inc. Class A	2,412	16
*	Central European Media Enterprises Ltd. Class A	3,967	16
	Winmark Corp.	110	16
	Twin River Worldwide Holdings Inc.	751	16
*	Michaels Cos. Inc.	4,037	16
	Carriage Services Inc. Class A	812	15
*	Hibbett Sports Inc.	780	15
	Haverty Furniture Cos. Inc.	843	15
*	Beazer Homes USA Inc.	1,425	14
*	Vivint Solar Inc.	1,838	14
	Dillard's Inc. Class A	456	14
*	El Pollo Loco Holdings Inc.	986	14
	OneSpaWorld Holdings Ltd.	2,075	14
*	Motorcar Parts of America Inc.	855	14
*	Green Brick Partners Inc.	1,257	13
*	Lumber Liquidators Holdings Inc.	1,340	13
	Marcus Corp.	986	13
^	AMC Entertainment Holdings Inc.	2,586	13
	Caleres Inc.	1,806	13
*	MasterCraft Boat Holdings Inc.	868	13

*	Daily Journal Corp.	46	13
*	Central Garden & Pet Co.	340	12
*	Chuy's Holdings Inc.	762	12
*	Genesco Inc.	656	12
*	Liberty Media Corp -Liberty SiriusXM Rights Exp. 06/05/2020	1,109	12
	Shoe Carnival Inc.	462	12
	Ethan Allen Interiors Inc.	1,055	12
	Systemax Inc.	528	11
*	Regis Corp.	1,046	11
*,^	Eros International plc	3,379	11
	Cato Corp. Class A	1,098	11
	Ruth's Hospitality Group Inc.	1,298	11
	Clarus Corp.	971	10
*	Golden Entertainment Inc	831	10
*	At Home Group Inc.	2,136	10
	Entercom Communications Corp. Class A	5,480	9
*	Hudson Ltd. Class A	1,743	9
*	Lindblad Expeditions Holdings Inc.	1,104	9
*	Del Taco Restaurants Inc.	1,417	9
	Hooker Furniture Corp.	521	8
*	Liberty TripAdvisor Holdings Inc. Class A	3,517	8
*	Fiesta Restaurant Group Inc.	999	8
*	Red Robin Gourmet Burgers Inc.	573	8
	Nathan's Famous Inc.	141	8
*	Cooper-Standard Holdings Inc.	747	8
*	Century Casinos Inc.	1,431	8
	National CineMedia Inc.	2,831	8
	Collectors Universe Inc.	344	8
	Tupperware Brands Corp.	2,357	8
*	Houghton Mifflin Harcourt Co.	4,943	8
	Tribune Publishing Co.	780	7
	Citi Trends Inc.	455	7
*	Lovesac Co.	402	7
*	Boston Omaha Corp. Class A	444	7
	Movado Group Inc.	690	7
*	Gannett Co. Inc.	5,491	7
*	Liquidity Services Inc.	1,227	7
*	Noodles & Co.	1,193	7
*	PlayAGS Inc.	1,339	7
*	Purple Innovation Inc. Class A	486	7
*	Conn's Inc.	963	7
*	Carrols Restaurant Group Inc.	1,595	7
	Chico's FAS Inc.	4,986	7
*	Fossil Group Inc.	2,115	6
	RCI Hospitality Holdings Inc.	442	6
	Rocky Brands Inc.	296	6
*	Funko Inc. Class A	1,047	6
	Tilly's Inc. Class A	1,153	6
*	Drive Shack Inc.	3,139	6
*	Express Inc.	2,792	5
*	Vera Bradley Inc.	1,033	5
	Superior Group of Cos. Inc.	523	5
	Weyco Group Inc.	274	5
	Entravision Communications Corp. Class A	3,094	5
*	Hertz Global Holdings Inc.	4,604	5
	Saga Communications Inc. Class A	172	5
*	LiveXLive Media Inc.	1,466	4

*	ZAGG Inc.	1,275	4
*	Cumulus Media Inc. Class A	724	4
*	Delta Apparel Inc.	302	4
*,^	Revlon Inc. Class A	358	4
*	Gaia Inc.	465	4
*	MDC Partners Inc. Class A	2,668	4
*	Lee Enterprises Inc.	3,143	3
*	Lands' End Inc.	541	3
	Flexsteel Industries Inc.	338	3
*	Legacy Housing Corp.	255	3
*	Barnes & Noble Education Inc.	2,104	3
*	Fluent Inc.	1,630	3
	Bassett Furniture Industries Inc.	497	3
*	Party City Holdco Inc.	2,350	3
	Lifetime Brands Inc.	528	3
^	Tailored Brands Inc.	2,267	3
	Hamilton Beach Brands Holding Co. Class A	282	3
*	Marchex Inc. Class B	1,711	3
*	Leaf Group Ltd.	966	3
*	Container Store Group Inc.	911	3
*	Reading International Inc. Class A	738	3
*	Kura Sushi USA Inc. Class A	174	3
*	Potbelly Corp.	1,204	3
*	J Alexander's Holdings Inc.	582	2
	Emerald Holding Inc.	1,078	2
*	Biglari Holdings Inc. Class B	37	2
	Clear Channel Outdoor Holdings Inc.	2,225	2
*	Red Lion Hotels Corp.	1,114	2
*	Duluth Holdings Inc.	427	2
	Bluegreen Vacations Corp.	351	2
*	Vince Holding Corp.	231	1
*	Inspired Entertainment Inc.	515	1
*	RTW Retailwinds Inc.	1,790	1
*	Ascena Retail Group Inc.	393	1
*	J Jill Inc.	702	—
			224,223
Consumer Staples (5.7%)
	Procter & Gamble Co.	120,357	13,952
	PepsiCo Inc.	69,296	9,116
	Coca-Cola Co.	189,695	8,855
	Philip Morris International Inc.	76,951	5,645
	CVS Health Corp.	64,347	4,219
	Mondelez International Inc. Class A	70,202	3,659
	Altria Group Inc.	92,744	3,622
	Colgate-Palmolive Co.	41,779	3,022
	Kimberly-Clark Corp.	16,887	2,388
	General Mills Inc.	30,009	1,892
	Walgreens Boots Alliance Inc.	37,757	1,621
*	Monster Beverage Corp.	18,914	1,360
	Constellation Brands Inc. Class A	7,852	1,356
	Kroger Co.	39,881	1,301
	Clorox Co.	6,250	1,289
	McKesson Corp.	8,101	1,285
	Sysco Corp.	23,297	1,285
	Archer-Daniels-Midland Co.	27,670	1,088
	McCormick & Co. Inc.	6,067	1,063
	Corteva Inc.	37,744	1,031

Hershey Co.	7,177	974
Kraft Heinz Co.	30,860	940
Church & Dwight Co. Inc.	12,398	931
Tyson Foods Inc. Class A	14,240	875
Conagra Brands Inc.	23,868	830
Kellogg Co.	12,247	800
Hormel Foods Corp.	13,696	669
JM Smucker Co.	5,420	618
Brown-Forman Corp. Class B	8,922	588
Lamb Weston Holdings Inc.	7,200	432
Campbell Soup Co.	8,287	422
Keurig Dr Pepper Inc.	13,703	383
Molson Coors Beverage Co. Class B	8,601	326
* Beyond Meat Inc.	2,346	301
* Post Holdings Inc.	3,391	295
Casey's General Stores Inc.	1,832	293
Bunge Ltd.	7,221	282
Ingredion Inc.	3,322	280
Flowers Foods Inc.	9,587	226
* Boston Beer Co. Inc. Class A	396	224
* Herbalife Nutrition Ltd.	4,974	218
* Helen of Troy Ltd.	1,188	216
* US Foods Holding Corp.	10,811	207
* Darling Ingredients Inc.	8,868	207
* Sprouts Farmers Market Inc.	6,764	170
* Performance Food Group Co.	6,168	164
Lancaster Colony Corp.	1,013	155
Sanderson Farms Inc.	1,075	142
* TreeHouse Foods Inc.	2,655	140
Energizer Holdings Inc.	3,009	132
* Freshpet Inc.	1,652	128
WD-40 Co.	652	125
* Hain Celestial Group Inc.	3,960	125
Brown-Forman Corp. Class A	2,044	121
Spectrum Brands Holdings Inc.	2,434	115
Nu Skin Enterprises Inc. Class A	2,644	98
* Grocery Outlet Holding Corp.	2,601	96
J&J Snack Foods Corp.	715	92
* Edgewell Personal Care Co.	2,548	78
B&G Foods Inc.	3,074	71
* Hostess Brands Inc.	5,762	70
* Simply Good Foods Co.	3,889	66
* Cal-Maine Foods Inc.	1,461	65
Vector Group Ltd.	5,355	61
Coca-Cola Consolidated Inc.	225	55
* Pilgrim's Pride Corp.	2,497	52
Universal Corp.	1,157	51
Medifast Inc.	498	51
* USANA Health Sciences Inc.	598	51
* United Natural Foods Inc.	2,347	46
Calavo Growers Inc.	756	44
Weis Markets Inc.	773	43
Fresh Del Monte Produce Inc.	1,479	37
* BellRing Brands Inc. Class A	1,826	37
Seaboard Corp.	12	35
SpartanNash Co.	1,612	35
John B Sanfilippo & Son Inc.	395	34

*	Rite Aid Corp.	2,540	33
*	National Beverage Corp.	566	32
	PetMed Express Inc.	823	30
	Ingles Markets Inc. Class A	679	29
	Tootsie Roll Industries Inc.	772	27
	MGP Ingredients Inc.	616	23
	Andersons Inc.	1,392	18
*	Chefs' Warehouse Inc.	1,073	16
*	Landec Corp.	1,164	12
*	HF Foods Group Inc.	1,690	12
*	Celsius Holdings Inc.	1,305	12
*	Seneca Foods Corp. Class A	280	10
	Turning Point Brands Inc.	373	9
	Limoneira Co.	661	9
	Village Super Market Inc. Class A	353	8
	Oil-Dri Corp. of America	226	8
*	Lifevantage Corp.	521	8
*	Craft Brew Alliance Inc.	493	7
	Natural Grocers by Vitamin Cottage Inc.	516	7
	Alico Inc.	182	6
*	New Age Beverages Corp.	2,986	5
*	22nd Century Group Inc.	5,198	4
*	Farmer Bros Co.	505	4
*	Nature's Sunshine Products Inc.	392	4
*,^	GNC Holdings Inc.	3,872	3
*	Calyxt Inc.	501	2
*	Bridgford Foods Corp.	96	2
*	cbdMD Inc.	790	1
*	Youngevity International Inc.	676	1
*,^	Pyxus International Inc.	383	1
			83,714
Energy (2.8%)
	Exxon Mobil Corp.	209,879	9,543
	Chevron Corp.	94,533	8,669
	ConocoPhillips	54,034	2,279
	Phillips 66	22,068	1,727
	Kinder Morgan Inc.	97,521	1,541
	EOG Resources Inc.	28,810	1,468
	Valero Energy Corp.	20,283	1,352
	Schlumberger Ltd.	69,780	1,289
	Williams Cos. Inc.	59,964	1,225
	Marathon Petroleum Corp.	32,296	1,135
	ONEOK Inc.	20,285	744
	Pioneer Natural Resources Co.	8,098	742
*	Hess Corp.	13,893	660
	Occidental Petroleum Corp.	44,467	576
	Concho Resources Inc.	10,451	570
	Baker Hughes Co. Class A	32,161	531
	Halliburton Co.	44,191	519
*	Cheniere Energy Inc.	11,347	503
	Cabot Oil & Gas Corp.	19,797	393
	Diamondback Energy Inc.	8,021	342
*	Enphase Energy Inc.	4,385	255
	HollyFrontier Corp.	7,399	233
	National Oilwell Varco Inc.	18,319	228
	Marathon Oil Corp.	41,045	219
	Devon Energy Corp.	18,148	196

	Noble Energy Inc.	22,435	196
	Targa Resources Corp.	10,795	193
	Apache Corp.	17,798	192
*	First Solar Inc.	4,015	187
	Valvoline Inc.	8,922	164
	EQT Corp.	12,153	162
	Parsley Energy Inc. Class A	14,285	131
	Cimarex Energy Co.	4,772	125
	Helmerich & Payne Inc.	5,768	116
*	WPX Energy Inc.	19,686	112
*	CNX Resources Corp.	8,900	91
	Arcosa Inc.	2,324	89
*	Sunrun Inc.	5,268	88
	Murphy Oil Corp.	7,118	85
*	Southwestern Energy Co.	26,330	79
	Equitrans Midstream Corp.	9,757	79
	World Fuel Services Corp.	3,070	78
	Delek US Holdings Inc.	3,476	68
*	Dril-Quip Inc.	2,142	65
	Cactus Inc.	3,279	63
	Archrock Inc.	9,839	62
	Range Resources Corp.	10,334	62
	PBF Energy Inc. Class A	5,693	60
	Antero Midstream Corp.	12,202	58
*	PDC Energy Inc.	4,711	57
	Continental Resources Inc.	4,074	50
*	Renewable Energy Group Inc.	1,691	48
*	Matador Resources Co.	5,077	40
*	NOW Inc.	5,117	38
*	Transocean Ltd.	28,148	37
	Golar LNG Ltd.	4,557	36
*	Antero Resources Corp.	11,875	36
	Warrior Met Coal Inc.	2,358	33
	Patterson-UTI Energy Inc.	8,865	33
*,^	Apergy Corp.	3,587	33
	Kosmos Energy Ltd.	16,852	31
*	Oceaneering International Inc.	4,683	30
	CVR Energy Inc.	1,359	28
*	TPI Composites Inc.	1,280	27
*	Magnolia Oil & Gas Corp. Class A	4,630	26
	Solaris Oilfield Infrastructure Inc. Class A	3,612	25
*	Arch Coal Inc. Class A	730	24
*	NexTier Oilfield Solutions Inc.	7,571	22
*	Bloom Energy Corp. Class A	2,676	21
*	Helix Energy Solutions Group Inc.	6,369	21
*	Ameresco Inc. Class A	982	21
*	SunPower Corp.	2,814	20
	SM Energy Co.	5,110	18
	DMC Global Inc .	627	18
*	ProPetro Holding Corp.	3,550	18
*	Select Energy Services Inc. Class A	2,683	16
*	Trecora Resources	2,311	15
*	Par Pacific Holdings Inc.	1,583	15
*	Bonanza Creek Energy Inc.	855	14
*	REX American Resources Corp.	239	14
*	Green Plains Inc.	1,580	14
*	Clean Energy Fuels Corp.	6,243	13

*	Matrix Service Co.	1,179	13
	Berry Corp.	2,941	12
	Liberty Oilfield Services Inc. Class A	2,414	12
*	Oil States International Inc.	2,811	12
*	Callon Petroleum Co.	17,714	12
*	Talos Energy Inc.	965	12
*	Nabors Industries Ltd.	315	12
	SunCoke Energy Inc.	3,396	12
*	W&T Offshore Inc.	4,405	11
*	Gulfport Energy Corp.	7,558	11
*	Frank's International NV	4,841	11
	Brigham Minerals Inc. Class A	773	10
*	Northern Oil and Gas Inc.	13,050	10
*	Exterran Corp.	1,475	9
	QEP Resources Inc.	10,993	9
*	Centennial Resource Development Inc. Class A	8,960	9
	Peabody Energy Corp.	2,864	9
*	Newpark Resources Inc.	4,225	9
*	Tidewater Inc.	1,721	8
*	CONSOL Energy Inc.	1,183	8
*	RPC Inc.	2,494	8
*	Laredo Petroleum Inc.	8,416	7
*	Oasis Petroleum Inc.	14,248	7
*	National Energy Services Reunited Corp.	1,148	7
*	Penn Virginia Corp.	575	5
	NACCO Industries Inc. Class A	190	5
*	Geospace Technologies Corp.	584	5
*	Denbury Resources Inc.	21,591	5
*	Montage Resources Corp.	721	4
*	Tellurian Inc.	4,378	4
	Falcon Minerals Corp.	1,756	4
*,^	Chesapeake Energy Corp.	308	4
*	Era Group Inc.	715	4
*	Comstock Resources Inc.	667	4
*	Goodrich Petroleum Corp.	444	4
*	Contura Energy Inc.	892	3
	Evolution Petroleum Corp.	1,382	3
*	Ring Energy Inc.	2,825	3
	Panhandle Oil and Gas Inc. Class A	769	3
*,^	California Resources Corp.	2,305	3
*	Earthstone Energy Inc. Class A	958	3
*	Flotek Industries Inc.	2,424	2
*	PrimeEnergy Resources Corp.	28	2
*	TETRA Technologies Inc.	6,286	2
*	Altus Midstream Co. Class A	2,733	2
*	SEACOR Marine Holdings Inc.	1,002	2
*	Nine Energy Service Inc.	764	2
*	Abraxas Petroleum Corp.	7,765	2
*	Noble Corp. plc	11,307	1
*	Seadrill Ltd.	3,015	1
*	KLX Energy Services Holdings Inc.	912	1
*	Covia Holdings Corp.	2,528	1
*	SilverBow Resources Inc.	323	1
*	Smart Sand Inc.	1,083	1
*	Extraction Oil & Gas Inc.	3,888	1
*	HighPoint Resources Corp.	4,191	1
	Hallador Energy Co.	1,330	1

*	Forum Energy Technologies Inc.	3,213	1
*	RigNet Inc.	688	1
	Amplify Energy Corp.	531	1
*,^	Pacific Drilling SA	1,431	1
*	FTS International Inc.	76	—
			40,769
Financial Services (18.2%)
*	Berkshire Hathaway Inc. Class B	96,665	17,939
	Visa Inc. Class A	84,857	16,567
	JPMorgan Chase & Co.	154,090	14,995
	Mastercard Inc. Class A	43,919	13,215
	Bank of America Corp.	392,614	9,470
*	PayPal Holdings Inc.	58,291	9,036
	American Tower Corp.	21,764	5,619
	Citigroup Inc.	104,212	4,993
	Wells Fargo & Co.	183,509	4,857
	Fidelity National Information Services Inc.	30,286	4,205
	S&P Global Inc.	12,156	3,951
*	BlackRock Inc.	7,295	3,856
	Crown Castle International Corp.	20,553	3,538
	Prologis Inc.	36,376	3,328
	CME Group Inc.	17,501	3,196
	American Express Co.	32,827	3,121
	Goldman Sachs Group Inc.	15,809	3,106
	Equinix Inc.	4,300	3,000
*	Fiserv Inc.	27,986	2,988
	Chubb Ltd.	22,292	2,718
	Global Payments Inc.	14,831	2,662
	Marsh & McLennan Cos. Inc.	24,998	2,648
	Intercontinental Exchange Inc.	27,148	2,640
	Morgan Stanley	57,803	2,555
	Truist Financial Corp.	66,096	2,431
	PNC Financial Services Group Inc.	21,221	2,420
	US Bancorp	68,019	2,419
	Progressive Corp.	28,875	2,243
	Aon plc Class A	11,358	2,237
	Moody's Corp.	8,059	2,155
	Charles Schwab Corp.	57,347	2,059
	Digital Realty Trust Inc.	12,952	1,859
	SBA Communications Corp. Class A	5,570	1,750
	Capital One Financial Corp.	22,926	1,560
	Allstate Corp.	15,680	1,534
	Bank of New York Mellon Corp.	39,932	1,484
	Public Storage	7,251	1,470
	T. Rowe Price Group Inc.	11,495	1,390
*	Square Inc.	17,129	1,389
	MetLife Inc.	38,438	1,384
	Travelers Cos. Inc.	12,678	1,356
	MSCI Inc.	4,064	1,336
	Aflac Inc.	36,297	1,324
	American International Group Inc.	43,704	1,314
	Willis Towers Watson plc	6,439	1,306
	Prudential Financial Inc.	19,691	1,200
	Equity Residential	18,225	1,104
	AvalonBay Communities Inc.	6,936	1,082
	State Street Corp.	17,657	1,076
	Welltower Inc.	20,585	1,043

* FleetCor Technologies Inc.	4,207	1,026
Alexandria Real Estate Equities Inc.	6,119	941
MarketAxess Holdings Inc.	1,813	922
Realty Income Corp.	16,403	907
First Republic Bank	8,294	897
Simon Property Group Inc.	15,495	894
Ameriprise Financial Inc.	6,330	887
Arthur J Gallagher & Co.	9,195	867
TransUnion	9,198	794
Essex Property Trust Inc.	3,232	785
Northern Trust Corp.	9,518	752
Weyerhaeuser Co.	36,774	742
* CBRE Group Inc. Class A	16,564	728
Discover Financial Services	15,245	724
Invitation Homes Inc.	27,224	716
Jack Henry & Associates Inc.	3,852	697
Hartford Financial Services Group Inc.	18,108	693
Broadridge Financial Solutions Inc.	5,625	681
M&T Bank Corp.	6,382	674
Fifth Third Bancorp	34,655	672
Nasdaq Inc.	5,668	671
Boston Properties Inc.	7,620	655
Mid-America Apartment Communities Inc.	5,583	650
Healthpeak Properties Inc.	26,174	645
Ventas Inc.	18,352	641
Sun Communities Inc.	4,568	627
Duke Realty Corp.	18,136	625
Synchrony Financial	30,203	615
Extra Space Storage Inc.	6,338	613
* Markel Corp.	668	599
FactSet Research Systems Inc.	1,887	580
Cboe Global Markets Inc.	5,449	580
KeyCorp	47,822	567
* Fair Isaac Corp.	1,402	565
* SVB Financial Group	2,580	554
* Arch Capital Group Ltd.	18,947	535
Regions Financial Corp.	47,041	532
Equity LifeStyle Properties Inc.	8,529	531
Principal Financial Group Inc.	13,674	528
UDR Inc.	14,276	528
Citizens Financial Group Inc.	21,534	519
TD Ameritrade Holding Corp.	13,581	506
E*TRADE Financial Corp.	11,107	506
WP Carey Inc.	8,388	503
Brown & Brown Inc.	11,423	459
Medical Properties Trust Inc.	25,274	457
Cincinnati Financial Corp.	7,713	455
VICI Properties Inc.	22,850	448
Huntington Bancshares Inc.	49,832	443
Annaly Capital Management Inc.	69,870	430
Fidelity National Financial Inc.	13,311	425
Raymond James Financial Inc.	6,076	421
Loews Corp.	12,658	421
Camden Property Trust	4,574	419
Host Hotels & Resorts Inc.	35,026	418
CyrusOne Inc.	5,554	413
WR Berkley Corp.	7,075	410

Western Union Co.	20,403	408
Globe Life Inc.	5,207	401
Equitable Holdings Inc.	20,668	395
Everest Re Group Ltd.	1,964	390
Lincoln National Corp.	10,109	383
Iron Mountain Inc.	14,065	362
RenaissanceRe Holdings Ltd.	2,154	362
Regency Centers Corp.	8,253	353
Alleghany Corp.	683	350
* Zillow Group Inc. Class C	5,956	345
Ally Financial Inc.	19,790	345
Gaming and Leisure Properties Inc.	9,985	345
Omega Healthcare Investors Inc.	11,054	344
AGNC Investment Corp.	26,588	344
SEI Investments Co.	6,329	343
Americold Realty Trust	9,603	343
* WEX Inc.	2,265	335
American Homes 4 Rent Class A	12,908	326
Assurant Inc.	3,149	323
Voya Financial Inc.	7,144	322
Commerce Bancshares Inc.	5,026	320
Vornado Realty Trust	8,447	306
Federal Realty Investment Trust	3,721	297
Prosperity Bancshares Inc.	4,537	297
Kilroy Realty Corp.	5,142	294
VEREIT Inc.	52,684	289
LPL Financial Holdings Inc.	3,980	284
Reinsurance Group of America Inc.	3,125	284
Lamar Advertising Co. Class A	4,260	282
Healthcare Trust of America Inc. Class A	10,519	278
Zions Bancorp NA	8,364	275
First American Financial Corp.	5,422	274
Apartment Investment and Management Co.	7,406	273
National Retail Properties Inc.	8,560	269
CubeSmart	9,389	267
Jones Lang LaSalle Inc.	2,552	261
Signature Bank	2,500	257
Franklin Resources Inc.	13,615	257
East West Bancorp Inc.	7,240	253
People's United Financial Inc.	21,818	250
Comerica Inc.	6,767	246
Douglas Emmett Inc.	8,251	242
* Euronet Worldwide Inc.	2,538	240
Life Storage Inc.	2,462	240
American Campus Communities Inc.	7,292	236
First Industrial Realty Trust Inc.	6,183	234
Primerica Inc.	2,055	234
CoreSite Realty Corp.	1,831	229
Kimco Realty Corp.	20,449	227
Erie Indemnity Co. Class A	1,248	225
Cousins Properties Inc.	7,214	225
EastGroup Properties Inc.	1,925	224
Rexford Industrial Realty Inc.	5,598	223
American Financial Group Inc.	3,672	221
TCF Financial Corp.	7,519	217
Old Republic International Corp.	13,902	217
Legg Mason Inc.	4,344	216

New York Community Bancorp Inc.	21,433	215
First Financial Bankshares Inc.	6,700	205
STORE Capital Corp.	10,528	204
Cullen/Frost Bankers Inc.	2,678	203
Hanover Insurance Group Inc.	1,988	200
Healthcare Realty Trust Inc.	6,485	199
Kemper Corp.	3,106	197
QTS Realty Trust Inc. Class A	2,870	197
* Athene Holding Ltd. Class A	6,784	196
United Bankshares Inc.	6,605	192
* Zillow Group Inc. Class A	3,276	190
STAG Industrial Inc.	7,020	189
Equity Commonwealth	5,580	188
Eaton Vance Corp.	5,181	187
Highwoods Properties Inc.	4,834	185
Jefferies Financial Group Inc.	12,626	185
JBG SMITH Properties	6,199	184
* Credit Acceptance Corp.	493	182
SL Green Realty Corp.	4,285	180
Popular Inc.	4,527	179
Hudson Pacific Properties Inc.	7,343	177
Western Alliance Bancorp	4,459	170
Starwood Property Trust Inc.	12,797	170
Glacier Bancorp Inc.	4,092	169
Spirit Realty Capital Inc.	5,756	164
Affiliated Managers Group Inc.	2,450	163
Valley National Bancorp	20,064	160
Janus Henderson Group plc	7,426	160
Terreno Realty Corp.	3,114	159
Brixmor Property Group Inc.	13,964	156
Invesco Ltd.	19,214	153
* Brighthouse Financial Inc.	5,111	152
SLM Corp.	19,919	151
Radian Group Inc.	9,490	151
Physicians Realty Trust	8,725	151
Interactive Brokers Group Inc.	3,556	151
RLI Corp.	1,907	151
Essent Group Ltd.	4,541	150
Stifel Financial Corp.	3,130	149
Unum Group	9,737	148
Axis Capital Holdings Ltd.	3,923	147
Rayonier Inc.	6,175	147
White Mountains Insurance Group Ltd.	159	146
* Cannae Holdings Inc.	3,949	145
Kinsale Capital Group Inc.	973	145
Selective Insurance Group Inc.	2,750	144
Morningstar Inc.	936	144
Community Bank System Inc.	2,401	143
Pinnacle Financial Partners Inc.	3,539	141
* eHealth Inc.	1,072	140
New Residential Investment Corp.	19,433	139
Blackstone Mortgage Trust Inc. Class A	5,888	139
FirstCash Inc.	1,959	137
First Horizon National Corp.	14,430	135
Sabra Health Care REIT Inc.	10,010	135
MGIC Investment Corp.	16,293	134
Corporate Office Properties Trust	5,343	133

Associated Banc-Corp	9,375	131
Bank OZK	5,791	130
Wintrust Financial Corp.	3,050	129
Lazard Ltd. Class A	4,798	129
* Redfin Corp.	4,265	128
Ares Management Corp. Class A	3,357	127
UMB Financial Corp.	2,465	126
Synovus Financial Corp.	6,583	126
PS Business Parks Inc.	945	126
First Citizens BancShares Inc. Class A	327	126
EPR Properties	3,941	124
Webster Financial Corp.	4,367	124
CVB Financial Corp.	6,321	123
Agree Realty Corp.	1,957	123
Cathay General Bancorp	4,495	122
Houlihan Lokey Inc.	1,977	120
Bank of Hawaii Corp.	1,855	119
Umpqua Holdings Corp.	10,423	119
Taubman Centers Inc.	2,813	116
Sterling Bancorp	9,377	115
Assured Guaranty Ltd.	4,396	114
FNB Corp.	15,130	112
National Health Investors Inc.	2,007	111
Lexington Realty Trust	11,391	111
Park Hotels & Resorts Inc.	11,240	111
Independent Bank Corp.	1,587	110
ServisFirst Bancshares Inc.	3,112	109
Old National Bancorp	7,945	108
Home BancShares Inc.	7,429	108
PotlatchDeltic Corp.	3,146	107
First Hawaiian Inc.	6,156	106
CNO Financial Group Inc.	7,319	105
BancorpSouth Bank	4,698	104
IBERIABANK Corp.	2,455	104
Weingarten Realty Investors	5,666	101
Independent Bank Group Inc.	2,673	101
Federated Hermes Inc.	4,565	101
Evercore Inc.	1,822	100
Piedmont Office Realty Trust Inc. Class A	6,015	100
Apple Hospitality REIT Inc.	9,816	100
Washington REIT	4,454	98
Washington Federal Inc.	3,775	98
PacWest Bancorp	5,562	96
* LendingTree Inc.	367	95
* Howard Hughes Corp.	1,882	95
Outfront Media Inc.	6,772	95
Sunstone Hotel Investors Inc.	10,696	95
American Equity Investment Life Holding Co.	4,299	93
First Midwest Bancorp Inc.	7,144	93
Investors Bancorp Inc.	10,612	92
BOK Financial Corp.	1,794	91
CenterState Bank Corp.	5,729	91
Alliance Data Systems Corp.	1,918	89
Easterly Government Properties Inc.	3,533	89
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,051	89
Hancock Whitney Corp.	4,061	88
First Merchants Corp.	3,125	88

Atlantic Union Bankshares Corp.	3,787	88
Capitol Federal Financial Inc.	7,408	87
* Green Dot Corp. Class A	2,274	87
National Storage Affiliates Trust	2,846	85
CareTrust REIT Inc.	4,560	85
EVERTEC Inc.	2,909	85
Kennedy-Wilson Holdings Inc.	6,041	85
Fulton Financial Corp.	7,553	85
Pebblebrook Hotel Trust	6,185	85
International Bancshares Corp.	2,708	83
Columbia Banking System Inc.	3,410	83
South State Corp.	1,580	83
Ameris Bancorp	3,423	83
BankUnited Inc.	4,473	83
Ryman Hospitality Properties Inc.	2,402	82
RLJ Lodging Trust	7,948	82
CIT Group Inc.	4,486	81
Brandywine Realty Trust	8,370	81
Santander Consumer USA Holdings Inc.	4,819	80
Flagstar Bancorp Inc.	2,712	79
* Enstar Group Ltd.	549	78
NBT Bancorp Inc.	2,474	78
Simmons First National Corp. Class A	4,507	77
Hamilton Lane Inc. Class A	1,055	77
* Palomar Holdings Inc.	1,037	77
Global Net Lease Inc.	5,496	77
Moelis & Co. Class A	2,274	76
Hope Bancorp Inc.	7,981	76
Banner Corp.	1,997	75
Westamerica BanCorp	1,261	74
* PRA Group Inc.	2,179	74
* Genworth Financial Inc.	24,095	74
Trustmark Corp.	3,084	73
United Community Banks Inc.	3,752	73
OneMain Holdings Inc.	3,126	73
Four Corners Property Trust Inc.	3,362	73
Chimera Investment Corp.	8,745	73
Paramount Group Inc.	9,409	73
Horace Mann Educators Corp.	1,986	73
Uniti Group Inc.	8,639	71
Columbia Property Trust Inc.	5,566	71
Innovative Industrial Properties Inc.	865	71
Essential Properties Realty Trust Inc.	5,137	70
LTC Properties Inc.	1,898	70
Artisan Partners Asset Management Inc. Class A	2,397	69
CoreCivic Inc.	5,738	69
Navient Corp.	9,268	69
Cohen & Steers Inc.	1,078	69
GEO Group Inc.	5,715	68
WSFS Financial Corp.	2,437	67
National General Holdings Corp.	3,310	67
WesBanco Inc.	3,123	67
Northwest Bancshares Inc.	6,669	66
PennyMac Mortgage Investment Trust	6,004	66
First Busey Corp.	3,613	65
Bank of NT Butterfield & Son Ltd.	2,625	64
Renasant Corp.	2,656	64

* Texas Capital Bancshares Inc.	2,365	63
Mack-Cali Realty Corp.	4,131	63
City Holding Co.	993	62
First Financial Bancorp	4,669	62
Hilltop Holdings Inc.	3,306	62
American Assets Trust Inc.	2,330	61
Park National Corp.	808	61
Pacific Premier Bancorp Inc.	2,750	59
* Axos Financial Inc.	2,718	59
Monmouth Real Estate Investment Corp.	4,561	59
Apollo Commercial Real Estate Finance Inc.	7,179	59
Towne Bank	3,131	59
Universal Health Realty Income Trust	632	59
FGL Holdings	6,984	58
Virtu Financial Inc. Class A	2,430	58
Two Harbors Investment Corp.	12,747	58
First BanCorp	10,350	57
Stock Yards Bancorp Inc.	1,661	57
DiamondRock Hospitality Co.	9,432	57
Industrial Logistics Properties Trust	3,012	56
AMERISAFE Inc.	920	56
Office Properties Income Trust	2,217	56
Retail Properties of America Inc.	10,284	56
PJT Partners Inc.	1,017	56
First Interstate BancSystem Inc . Class A	1,770	55
James River Group Holdings Ltd.	1,426	55
Heartland Financial USA Inc.	1,705	55
Global Medical REIT Inc.	5,046	54
* Cushman & Wakefield plc	5,276	54
First Commonwealth Financial Corp.	6,568	54
Urban Edge Properties	5,507	54
* Seacoast Banking Corp. of Florida	2,455	53
Brookline Bancorp Inc.	5,698	53
Walker & Dunlop Inc.	1,302	53
Safety Insurance Group Inc.	687	52
Mercury General Corp.	1,289	52
Lakeland Financial Corp.	1,214	52
Service Properties Trust	7,590	51
Lakeland Bancorp Inc.	4,608	51
S&T Bancorp Inc.	2,287	51
Retail Opportunity Investments Corp.	5,404	51
Eagle Bancorp Inc.	1,561	51
Xenia Hotels & Resorts Inc.	5,477	49
* NMI Holdings Inc. Class A	3,159	49
Cadence BanCorp Class A	6,002	48
Argo Group International Holdings Ltd.	1,575	48
Macerich Co.	6,741	48
Acadia Realty Trust	4,081	48
Empire State Realty Trust Inc.	7,152	47
Colony Capital Inc.	23,334	47
Employers Holdings Inc.	1,535	46
* Encore Capital Group Inc.	1,443	46
New York Mortgage Trust Inc.	21,914	46
* Bill.com Holdings Inc.	649	45
1st Source Corp.	1,298	45
Heritage Commerce Corp.	5,424	44
Getty Realty Corp.	1,655	44

Tompkins Financial Corp.	682	44
Southside Bancshares Inc.	1,534	43
Waddell & Reed Financial Inc. Class A	3,308	43
Bryn Mawr Bank Corp.	1,537	43
Independence Realty Trust Inc.	4,307	43
CNA Financial Corp.	1,398	42
* Cardtronics plc Class A	1,738	42
Veritex Holdings Inc.	2,393	42
Nelnet Inc. Class A	846	42
OceanFirst Financial Corp.	2,495	42
Independent Bank Corp.	2,951	41
Diversified Healthcare Trust	11,375	41
SITE Centers Corp.	7,154	41
* Trupanion Inc.	1,339	40
Safehold Inc.	736	40
United Fire Group Inc.	1,500	40
Ladder Capital Corp.	5,027	40
Kite Realty Group Trust	4,056	39
PennyMac Financial Services Inc.	1,162	39
* INTL. FCStone Inc.	763	39
Sandy Spring Bancorp Inc.	1,601	39
* Mr Cooper Group Inc.	3,477	39
Investors Real Estate Trust	546	39
Alexander & Baldwin Inc.	3,376	39
American Finance Trust Inc.	5,190	38
* Focus Financial Partners Inc. Class A	1,364	38
Northfield Bancorp Inc.	3,451	38
Great Western Bancorp Inc.	2,644	38
Arrow Financial Corp.	1,282	38
Provident Financial Services Inc.	2,874	37
Peoples Bancorp Inc.	1,652	37
Piper Sandler Cos.	617	37
Horizon Bancorp Inc.	3,586	37
BGC Partners Inc. Class A	14,234	37
* Evo Payments Inc. Class A	1,629	36
Mercantile Bank Corp.	1,569	36
MFA Financial Inc.	21,261	36
TriCo Bancshares	1,261	36
TFS Financial Corp.	2,317	36
German American Bancorp Inc.	1,148	36
ProAssurance Corp.	2,577	36
Ellington Financial Inc.	3,466	35
BancFirst Corp.	923	35
Hanmi Financial Corp.	3,876	35
CatchMark Timber Trust Inc. Class A	4,445	35
National Bank Holdings Corp. Class A	1,324	35
First Bancorp	1,362	35
Central Valley Community Bancorp	2,288	34
Stewart Information Services Corp.	1,114	34
One Liberty Properties Inc.	2,124	34
* CrossFirst Bankshares Inc.	3,415	33
First Community Bankshares Inc.	1,553	33
Realogy Holdings Corp.	5,474	33
* Goosehead Insurance Inc. Class A	553	33
Enterprise Financial Services Corp.	1,114	33
Heritage Financial Corp.	1,699	32
Community Healthcare Trust Inc.	874	32

* Columbia Financial Inc.	2,231	31
Brookfield Property REIT Inc. Class A	3,020	31
Kearny Financial Corp.	3,594	31
Waterstone Financial Inc.	1,997	30
BankFinancial Corp.	3,262	30
Summit Hotel Properties Inc.	4,722	30
NexPoint Residential Trust Inc.	922	29
Cherry Hill Mortgage Investment Corp.	3,405	29
iStar Inc.	2,686	29
Redwood Trust Inc.	5,487	29
First Defiance Financial Corp.	1,756	29
Meta Financial Group Inc.	1,609	29
* St. Joe Co.	1,504	29
Virtus Investment Partners Inc.	310	29
* Marcus & Millichap Inc.	1,043	29
Newmark Group Inc. Class A	6,762	29
TrustCo Bank Corp. NY	4,557	29
* Ambac Financial Group Inc.	2,089	28
OFG Bancorp	2,276	28
American National Insurance Co.	362	27
Cass Information Systems Inc.	669	27
Tanger Factory Outlet Centers Inc.	4,337	27
Boston Private Financial Holdings Inc.	3,878	27
Colony Credit Real Estate Inc.	5,331	26
Federal Agricultural Mortgage Corp. Class C	408	26
Meridian Bancorp Inc.	2,267	26
Brightsphere Investment Group Inc.	3,102	26
First Foundation Inc.	1,730	26
* Triumph Bancorp Inc.	1,044	26
Community Trust Bancorp Inc.	776	25
* Third Point Reinsurance Ltd.	3,446	25
HomeStreet Inc.	1,062	25
Alexander's Inc.	97	25
Franklin Street Properties Corp.	4,706	25
Gladstone Commercial Corp.	1,402	25
Preferred Bank	659	25
* Bridgewater Bancshares Inc.	2,342	24
Universal Insurance Holdings Inc.	1,363	24
Bank of Marin Bancorp	712	24
* MBIA Inc.	3,342	24
Berkshire Hills Bancorp Inc.	2,181	24
Camden National Corp.	697	23
Invesco Mortgage Capital Inc.	8,377	23
Allegiance Bancshares Inc.	898	23
* Nicolet Bankshares Inc.	409	23
Dynex Capital Inc.	1,762	23
Banc of California Inc.	2,056	23
ConnectOne Bancorp Inc.	1,530	22
Armada Hoffler Properties Inc.	2,600	22
* HarborOne Bancorp Inc.	2,803	22
City Office REIT Inc.	2,401	22
* Enova International Inc.	1,566	22
ARMOUR Residential REIT Inc.	2,807	22
Washington Trust Bancorp Inc.	681	22
RE/MAX Holdings Inc.	777	22
Capstead Mortgage Corp.	4,295	22
First Financial Corp.	616	22

Univest Financial Corp.	1,295	21
Central Pacific Financial Corp.	1,299	21
RPT Realty	3,620	21
QCR Holdings Inc.	682	21
Dime Community Bancshares Inc.	1,428	21
National Western Life Group Inc. Class A	105	21
* Bancorp Inc.	2,287	20
Great Southern Bancorp Inc.	490	20
First Northwest Bancorp	1,464	20
UMH Properties Inc.	1,568	20
* I3 Verticals Inc. Class A	668	19
Ames National Corp.	950	19
B Riley Financial Inc.	992	19
Opus Bank	972	19
CIM Commercial Trust Corp.	1,913	19
RMR Group Inc. Class A	701	19
People's Utah Bancorp	757	19
KKR Real Estate Finance Trust Inc.	1,156	19
FB Financial Corp.	783	19
WisdomTree Investments Inc.	6,122	18
Origin Bancorp Inc.	859	18
Penns Woods Bancorp Inc.	819	18
First of Long Island Corp.	1,149	18
* TriState Capital Holdings Inc.	1,170	18
Anworth Mortgage Asset Corp.	11,923	17
Banco Latinoamericano de Comercio Exterior SA	1,469	17
Urstadt Biddle Properties Inc. Class A	1,341	17
CBTX Inc.	837	17
First Mid Bancshares Inc.	671	17
* Assetmark Financial Holdings Inc.	635	17
Front Yard Residential Corp.	2,244	17
* World Acceptance Corp.	252	17
Bank First Corp.	266	17
Peapack-Gladstone Financial Corp.	879	17
Cowen Inc.	1,261	16
Greene County Bancorp Inc.	741	16
* LendingClub Corp.	3,046	16
TPG RE Finance Trust Inc.	2,189	16
Saul Centers Inc.	532	16
Heritage Insurance Holdings Inc.	1,286	16
Byline Bancorp Inc.	1,322	16
Bridge Bancorp Inc.	746	16
FBL Financial Group Inc. Class A	441	16
Live Oak Bancshares Inc.	1,158	16
State Auto Financial Corp.	782	16
First Business Financial Services Inc.	941	16
First Bancshares Inc.	734	16
Hawthorn Bancshares Inc.	779	15
Preferred Apartment Communities Inc. Class A	2,190	15
Republic Bancorp Inc. Class A	475	15
Diamond Hill Investment Group Inc.	144	15
* Customers Bancorp Inc.	1,339	15
Midland States Bancorp Inc.	979	15
* NI Holdings Inc.	974	15
Franklin Financial Network Inc.	589	15
Chatham Lodging Trust	2,125	14
Flushing Financial Corp.	1,232	14

Farmers National Banc Corp.	1,180	14
1st Constitution Bancorp	1,079	14
Bar Harbor Bankshares	685	14
* Tejon Ranch Co.	938	13
HCI Group Inc.	293	13
Sierra Bancorp	691	13
* FRP Holdings Inc.	329	13
Independence Holding Co.	445	13
* Watford Holdings Ltd.	871	13
Capital City Bank Group Inc.	627	13
* Citizens Inc. Class A	2,096	13
West BanCorp Inc.	714	13
Jernigan Capital Inc.	1,038	13
Financial Institutions Inc.	688	12
* Seritage Growth Properties	1,533	12
* Amerant Bancorp Inc.	925	12
* Atlantic Capital Bancshares Inc.	1,057	12
Orchid Island Capital Inc.	2,857	12
Granite Point Mortgage Trust Inc.	2,392	12
Gladstone Land Corp.	798	12
Cambridge Bancorp	198	11
* Pacific Mercantile Bancorp	3,002	11
* EZCORP Inc. Class A	2,205	11
CNB Financial Corp.	633	11
Whitestone REIT	1,797	11
American National Bankshares Inc.	443	11
* eXp World Holdings Inc.	1,030	11
* Equity Bancshares Inc. Class A	671	11
New Senior Investment Group Inc.	3,730	11
HomeTrust Bancshares Inc.	686	11
* Donnelley Financial Solutions Inc.	1,291	11
Sculptor Capital Management Inc. Class A	839	11
PCSB Financial Corp.	778	10
Old Second Bancorp Inc.	1,349	10
Peoples Financial Services Corp.	314	10
Farmers & Merchants Bancorp Inc.	476	10
Clipper Realty Inc.	1,390	10
MidWestOne Financial Group Inc.	533	10
* Paysign Inc.	1,416	10
RBB Bancorp	793	10
* Benefytt Technologies Inc. Class A	513	10
* Southern First Bancshares Inc.	344	10
Global Indemnity Ltd.	407	10
Oppenheimer Holdings Inc. Class A	466	10
Century Bancorp Inc. Class A	129	10
Southern National Bancorp of Virginia Inc.	966	10
Civista Bancshares Inc.	636	10
* CTO Realty Growth Inc.	226	9
Enterprise Bancorp Inc.	409	9
Citizens & Northern Corp.	489	9
Hingham Institution for Savings	57	9
* International Money Express Inc.	845	9
Luther Burbank Corp.	906	9
Red River Bancshares Inc.	231	9
* Rafael Holdings Inc. Class B	537	9
Macatawa Bank Corp.	1,254	9
Guaranty Bancshares Inc.	362	9

Southern Missouri Bancorp Inc.	377	9
* Forestar Group Inc.	603	9
Ares Commercial Real Estate Corp.	1,219	9
Territorial Bancorp Inc.	350	9
Ready Capital Corp.	1,492	9
Home Bancorp Inc.	368	9
Business First Bancshares Inc.	603	9
* Baycom Corp.	651	9
First Capital Inc.	139	9
* BRP Group Inc. Class A	688	9
Metrocity Bankshares Inc.	735	9
Summit Financial Group Inc.	505	8
First Bancorp Inc.	411	8
* Greenlight Capital Re Ltd. Class A	1,163	8
National Bankshares Inc.	273	8
Hersha Hospitality Trust Class A	1,621	8
SmartFinancial Inc.	526	8
LCNB Corp.	543	8
Greenhill & Co. Inc.	808	8
* Spirit of Texas Bancshares Inc.	662	8
* Metropolitan Bank Holding Corp.	284	8
Investors Title Co.	63	8
Premier Financial Bancorp Inc.	586	8
Retail Value Inc.	666	8
FS Bancorp Inc.	180	8
• CorePoint Lodging Inc.	1,878	7
Westwood Holdings Group Inc.	419	7
Northrim BanCorp Inc.	322	7
Carter Bank & Trust	1,037	7
First Bank	979	7
* Select Bancorp Inc.	975	7
Capstar Financial Holdings Inc.	632	7
United Insurance Holdings Corp.	914	7
Parke Bancorp Inc.	511	7
MVB Financial Corp.	495	7
* Howard Bancorp Inc.	678	7
* PICO Holdings Inc.	831	7
Orrstown Financial Services Inc.	508	7
Bluerock Residential Growth REIT Inc.	1,054	7
ACNB Corp.	271	7
Norwood Financial Corp.	274	7
Donegal Group Inc. Class A	470	7
Great Ajax Corp.	814	7
Merchants Bancorp	390	7
SB One Bancorp	392	7
FedNat Holding Co.	541	7
* Richmond Mutual BanCorp Inc.	588	7
Protective Insurance Corp. Class B	471	7
First Internet Bancorp	401	6
Bank of Commerce Holdings	843	6
Tiptree Inc.	1,054	6
Investar Holding Corp.	488	6
Amalgamated Bank Class A	558	6
South Plains Financial Inc.	474	6
Farmland Partners Inc.	900	6
Reliant Bancorp Inc.	442	6
Timberland Bancorp Inc.	344	6

BCB Bancorp Inc.	642	6
Bank of Princeton	298	6
ESSA Bancorp Inc.	428	6
CorEnergy Infrastructure Trust Inc.	611	6
First Choice Bancorp	428	6
Western New England Bancorp Inc.	1,132	6
Shore Bancshares Inc.	590	6
Northeast Bank	343	6
* FVCBankcorp Inc.	527	6
* Regional Management Corp.	367	6
Washington Prime Group Inc.	8,879	6
Community Bankers Trust Corp.	1,001	6
GAIN Capital Holdings Inc.	889	6
Evans Bancorp Inc.	221	5
HBT Financial Inc.	424	5
C&F Financial Corp.	149	5
* MMA Capital Holdings Inc.	215	5
BRT Apartments Corp.	474	5
* Capital Bancorp Inc.	468	5
Level One Bancorp Inc.	280	5
FNCB Bancorp Inc.	938	5
Colony Bankcorp Inc.	410	5
Crawford & Co. Class A	861	5
Ohio Valley Banc Corp.	205	5
Community Financial Corp.	215	5
* Stratus Properties Inc.	299	5
Codorus Valley Bancorp Inc.	381	5
BBX Capital Corp.	2,810	5
Safeguard Scientifics Inc.	794	5
Curo Group Holdings Corp.	734	5
Prudential Bancorp Inc.	401	5
PCB Bancorp	536	5
Mid Penn Bancorp Inc.	259	5
* Coastal Financial Corp.	380	5
* Pioneer Bancorp Inc.	500	5
Riverview Bancorp Inc.	953	5
* Republic First Bancorp Inc.	1,992	5
Unity Bancorp Inc.	326	5
Silvercrest Asset Management Group Inc. Class A	407	5
* Malvern Bancorp Inc.	385	5
Bankwell Financial Group Inc.	312	5
Western Asset Mortgage Capital Corp.	2,302	5
Fidelity D&D Bancorp Inc.	119	5
Franklin Financial Services Corp.	177	4
Braemar Hotels & Resorts Inc.	1,291	4
Oak Valley Bancorp	316	4
OP Bancorp	676	4
* MainStreet Bancshares Inc.	318	4
First Financial Northwest Inc.	431	4
United Security Bancshares	683	4
* Ocwen Financial Corp.	5,607	4
Provident Financial Holdings Inc.	318	4
Mackinac Financial Corp.	389	4
Chemung Financial Corp.	161	4
* Altisource Portfolio Solutions SA	283	4
Peoples Bancorp of North Carolina Inc.	222	4
^ AG Mortgage Investment Trust Inc.	1,499	4

Arlington Asset Investment Corp. Class A	1,511	4
Union Bankshares Inc.	183	4
* Maui Land & Pineapple Co. Inc.	334	4
^ Pennsylvania REIT	3,024	3
Provident Bancorp Inc.	389	3
* Silvergate Capital Corp. Class A	226	3
* Oportun Financial Corp.	337	3
Marlin Business Services Corp.	429	3
* PDL Community Bancorp	354	3
Exantas Capital Corp.	1,509	3
* Esquire Financial Holdings Inc.	174	3
Pzena Investment Management Inc. Class A	726	3
Cedar Realty Trust Inc.	3,901	3
GAMCO Investors Inc. Class A	224	3
Alerus Financial Corp.	159	3
* ProSight Global Inc.	306	3
Ashford Hospitality Trust Inc.	3,763	3
First Guaranty Bancshares Inc.	218	3
Sterling Bancorp Inc.	879	3
* CBL & Associates Properties Inc.	8,083	2
* On Deck Capital Inc.	3,013	2
* Avalon GloboCare Corp.	1,381	2
* Medallion Financial Corp.	911	2
* Transcontinental Realty Investors Inc.	95	2
* Elevate Credit Inc.	1,078	2
* American Realty Investors Inc.	208	2
* Hallmark Financial Services Inc.	539	1
Bank7 Corp.	100	1
		267,205
Health Care (14.9%)
Johnson & Johnson	131,562	19,570
UnitedHealth Group Inc.	46,858	14,285
Pfizer Inc.	275,722	10,530
Merck & Co. Inc.	126,231	10,189
Abbott Laboratories	85,383	8,105
AbbVie Inc.	87,423	8,101
Bristol-Myers Squibb Co.	116,113	6,934
Thermo Fisher Scientific Inc.	19,760	6,900
Amgen Inc.	29,228	6,714
Medtronic plc	66,540	6,560
Eli Lilly and Co.	42,166	6,449
Danaher Corp.	30,912	5,150
Gilead Sciences Inc.	63,313	4,928
* Vertex Pharmaceuticals Inc.	12,902	3,715
Anthem Inc.	12,621	3,712
Cigna Corp.	18,273	3,606
Becton Dickinson and Co.	13,551	3,346
Stryker Corp.	17,082	3,343
Zoetis Inc.	23,805	3,318
* Intuitive Surgical Inc.	5,703	3,308
* Regeneron Pharmaceuticals Inc.	4,638	2,842
Humana Inc.	6,586	2,705
* Biogen Inc.	8,631	2,650
* Illumina Inc.	7,287	2,646
* Boston Scientific Corp.	69,168	2,628
* Edwards Lifesciences Corp.	10,314	2,318
Baxter International Inc.	23,964	2,157

* Centene Corp.	28,759	1,905
* DexCom Inc.	4,501	1,703
* Veeva Systems Inc. Class A	6,612	1,447
HCA Healthcare Inc.	13,388	1,431
Agilent Technologies Inc.	15,576	1,373
* IQVIA Holdings Inc.	8,904	1,331
* IDEXX Laboratories Inc.	4,227	1,306
Zimmer Biomet Holdings Inc.	10,247	1,295
* Alexion Pharmaceuticals Inc.	10,706	1,284
ResMed Inc.	7,010	1,127
Cerner Corp.	15,300	1,115
* BioMarin Pharmaceutical Inc.	9,009	960
* Align Technology Inc.	3,845	944
* Seattle Genetics Inc.	5,777	908
* Incyte Corp.	8,852	902
* Laboratory Corp. of America Holdings	4,774	837
Teleflex Inc.	2,279	827
Cardinal Health Inc.	14,505	793
West Pharmaceutical Services Inc.	3,659	790
Quest Diagnostics Inc.	6,565	777
Cooper Cos. Inc.	2,404	762
* Alnylam Pharmaceuticals Inc.	5,332	721
AmerisourceBergen Corp. Class A	7,538	719
STERIS plc	4,231	702
* Hologic Inc.	13,102	694
* Moderna Inc.	11,040	679
* Teladoc Health Inc.	3,538	616
* Catalent Inc.	7,741	602
* Exact Sciences Corp.	6,864	589
* Neurocrine Biosciences Inc.	4,556	568
PerkinElmer Inc.	5,620	565
* Varian Medical Systems Inc.	4,631	562
* Masimo Corp.	2,339	562
* Molina Healthcare Inc.	3,005	558
* Insulet Corp.	2,922	551
* Sarepta Therapeutics Inc.	3,533	538
Dentsply Sirona Inc.	11,504	535
* Bio-Rad Laboratories Inc. Class A	1,040	511
Bio-Techne Corp.	1,867	494
* ABIOMED Inc.	2,194	491
* Horizon Therapeutics plc	9,448	479
* Qiagen NV	10,811	473
* Charles River Laboratories International Inc.	2,488	447
* Henry Schein Inc.	7,128	433
* Mylan NV	25,331	432
* Elanco Animal Health Inc.	19,576	419
Universal Health Services Inc. Class B	3,816	402
Chemed Corp.	803	384
* Exelixis Inc.	15,321	379
* Ionis Pharmaceuticals Inc.	6,413	360
Encompass Health Corp.	4,792	351
* Immunomedics Inc.	10,373	348
* DaVita Inc.	4,231	343
Perrigo Co. plc	6,239	342
* Repligen Corp.	2,598	340
Hill-Rom Holdings Inc.	3,337	339
* Jazz Pharmaceuticals plc	2,759	329

* PRA Health Sciences Inc.	3,158	327
* Avantor Inc.	17,049	323
* Quidel Corp.	1,700	298
* Amedisys Inc.	1,535	295
* ACADIA Pharmaceuticals Inc.	5,856	291
* Novocure Ltd.	4,305	290
* United Therapeutics Corp.	2,311	273
* Penumbra Inc.	1,564	270
* Haemonetics Corp.	2,429	266
* MyoKardia Inc.	2,442	250
* LHC Group Inc.	1,486	241
* Tandem Diabetes Care Inc.	2,655	221
* HealthEquity Inc.	3,491	216
* Acceleron Pharma Inc.	2,179	215
Bruker Corp.	4,856	210
* Bluebird Bio Inc.	3,176	202
* Globus Medical Inc.	3,597	197
* Global Blood Therapeutics Inc.	2,772	194
* Halozyme Therapeutics Inc.	7,818	190
* ICU Medical Inc.	923	184
* Neogen Corp.	2,578	184
* Iovance Biotherapeutics Inc.	5,704	183
* Momenta Pharmaceuticals Inc.	5,784	182
* Emergent BioSolutions Inc.	2,161	180
* Syneos Health Inc.	2,951	180
* Ultragenyx Pharmaceutical Inc.	2,614	179
* Wright Medical Group NV	5,986	177
* Integra LifeSciences Holdings Corp.	3,374	176
* Nevro Corp.	1,396	175
* Nektar Therapeutics Class A	8,029	174
* Blueprint Medicines Corp.	2,572	168
* Livongo Health Inc.	2,772	166
* Arrowhead Pharmaceuticals Inc.	5,034	162
* Change Healthcare Inc.	12,994	162
* Guardant Health Inc.	1,748	158
* iRhythm Technologies Inc.	1,249	155
* Reata Pharmaceuticals Inc. Class A	1,061	154
* Amicus Therapeutics Inc.	12,292	153
* NuVasive Inc.	2,454	149
* Agios Pharmaceuticals Inc.	2,864	148
* Biohaven Pharmaceutical Holding Co. Ltd.	2,371	148
* PTC Therapeutics Inc.	2,859	145
* Envista Holdings Corp.	6,817	144
* Arena Pharmaceuticals Inc.	2,386	143
* Adaptive Biotechnologies Corp.	3,568	138
* Mirati Therapeutics Inc.	1,391	138
* Omnicell Inc.	1,970	132
* Natera Inc.	2,940	129
* HMS Holdings Corp.	4,116	129
* Prestige Consumer Healthcare Inc.	3,040	128
* FibroGen Inc.	3,707	124
* Integer Holdings Corp.	1,560	124
* LivaNova plc	2,305	123
* Alkermes plc	7,474	122
* Medpace Holdings Inc.	1,313	122
* NeoGenomics Inc.	4,560	122
* ChemoCentryx Inc.	1,926	120

*	Acadia Healthcare Co. Inc.	4,160	119
*	Intercept Pharmaceuticals Inc.	1,639	118
*	Bridgebio Pharma Inc.	4,036	118
*	Merit Medical Systems Inc.	2,568	116
*	Axsome Therapeutics Inc.	1,413	109
*	Tenet Healthcare Corp.	4,887	106
	Ensign Group Inc.	2,411	105
*	Insmed Inc.	4,182	102
*	Premier Inc. Class A	2,915	101
*	AMN Healthcare Services Inc.	2,182	97
*	Kodiak Sciences Inc.	1,486	96
	CONMED Corp.	1,296	95
*	Fate Therapeutics Inc.	2,868	93
*	Apellis Pharmaceuticals Inc.	2,739	92
*	PPD Inc.	3,365	92
*	Turning Point Therapeutics Inc.	1,309	91
*	Allogene Therapeutics Inc.	1,817	88
*	REGENXBIO Inc.	2,301	87
*	Pacira BioSciences Inc.	1,963	86
*	Sage Therapeutics Inc.	2,411	86
	Healthcare Services Group Inc.	3,590	86
*	Denali Therapeutics Inc.	3,082	86
*	AtriCure Inc.	1,784	85
*	Select Medical Holdings Corp.	5,278	85
*	Ligand Pharmaceuticals Inc.	801	81
*	STAAR Surgical Co.	2,046	79
*	Sangamo Therapeutics Inc.	6,921	77
*	Adverum Biotechnologies Inc.	3,719	77
*	Magellan Health Inc.	1,022	77
	Patterson Cos. Inc.	3,861	76
	Cantel Medical Corp.	1,773	75
*	TG Therapeutics Inc.	3,947	74
*	BioTelemetry Inc.	1,555	73
*	Heron Therapeutics Inc.	3,987	73
*	Ironwood Pharmaceuticals Inc.	7,368	72
*	Allscripts Healthcare Solutions Inc.	11,221	71
*	Cytokinetics Inc.	3,403	70
*	Glaukos Corp.	1,805	70
*	Revance Therapeutics Inc.	3,354	70
*	Invitae Corp.	4,164	70
*	Corcept Therapeutics Inc.	4,587	69
*	XENCOR INC	2,253	68
*	Editas Medicine Inc.	2,438	66
*	Avanos Medical Inc.	2,266	66
*	Twist Bioscience Corp.	1,713	65
*	Portola Pharmaceuticals Inc.	3,582	64
*	Epizyme Inc.	3,654	64
*	Cardiovascular Systems Inc.	1,652	64
*	Akebia Therapeutics Inc.	5,323	62
	Luminex Corp.	1,985	62
*	MEDNAX Inc.	3,972	62
*	CareDx Inc.	1,910	61
*	Zogenix Inc.	2,060	60
*	Novavax Inc.	1,300	60
*	Allakos Inc.	910	59
*,^	Inovio Pharmaceuticals Inc.	3,912	58
*	Addus HomeCare Corp.	575	57

* Veracyte Inc.	2,276	57
* Deciphera Pharmaceuticals Inc.	963	56
* Coherus Biosciences Inc.	3,003	56
* Supernus Pharmaceuticals Inc.	2,303	56
* Karyopharm Therapeutics Inc.	2,917	54
* Theravance Biopharma Inc.	2,119	54
* Principia Biopharma Inc.	833	53
* Dicerna Pharmaceuticals Inc.	2,461	53
* Inspire Medical Systems Inc.	639	52
* Shockwave Medical Inc.	1,172	52
* R1 RCM Inc.	4,859	52
* Esperion Therapeutics Inc.	1,215	51
* Karuna Therapeutics Inc.	548	51
* Phreesia Inc.	1,707	50
* Madrigal Pharmaceuticals Inc.	426	49
* Myriad Genetics Inc.	3,346	49
* Intra-Cellular Therapies Inc.	2,278	48
* Alector Inc.	1,431	47
* Tabula Rasa HealthCare Inc.	868	46
* NanoString Technologies Inc.	1,471	45
* Arcus Biosciences Inc.	1,422	45
US Physical Therapy Inc.	597	44
* OraSure Technologies Inc.	2,969	43
* Providence Service Corp.	535	43
* Cerus Corp.	6,861	43
* Enanta Pharmaceuticals Inc.	825	42
Atrion Corp.	66	42
* OPKO Health Inc.	18,444	42
* Innoviva Inc.	3,003	42
* Y-mAbs Therapeutics Inc.	1,080	41
* MacroGenics Inc.	2,097	40
* Tactile Systems Technology Inc.	830	40
* Endo International plc	10,231	39
* Constellation Pharmaceuticals Inc.	1,105	39
National HealthCare Corp.	566	38
* CryoLife Inc.	1,659	38
* Mersana Therapeutics Inc.	1,627	37
* Translate Bio Inc.	1,754	36
* Aimmune Therapeutics Inc.	2,161	36
* 1Life Healthcare Inc.	1,083	35
* Health Catalyst Inc.	1,284	35
* Black Diamond Therapeutics Inc.	873	34
* Arvinas Inc.	1,013	34
* Athenex Inc.	3,088	34
* Natus Medical Inc.	1,539	33
* RadNet Inc.	1,918	33
* Omeros Corp.	2,192	33
* Stoke Therapeutics Inc.	1,176	33
* Meridian Bioscience Inc.	2,085	32
* Inogen Inc.	844	32
* Kadmon Holdings Inc.	7,163	32
* Intellia Therapeutics Inc.	1,815	32
* Arcutis Biotherapeutics Inc.	944	32
* Varex Imaging Corp.	1,680	32
* Brookdale Senior Living Inc.	8,562	31
* Collegium Pharmaceutical Inc.	1,408	31
* Amphastar Pharmaceuticals Inc.	1,665	31

*	Evolent Health Inc. Class A	3,469	31
*	Codexis Inc.	2,479	31
*	ImmunoGen Inc.	6,524	31
*	BioCryst Pharmaceuticals Inc.	6,768	30
*	Assembly Biosciences Inc.	1,559	30
	National Research Corp.	531	30
*	Hanger Inc.	1,623	30
*	Vericel Corp.	2,042	29
*	Pennant Group Inc.	1,148	29
*	REVOLUTION Medicines Inc.	950	29
*	Cara Therapeutics Inc.	1,837	29
*	PetIQ Inc.	948	29
*	Heska Corp.	325	29
*,^	Sorrento Therapeutics Inc.	5,610	28
*	Silk Road Medical Inc.	737	28
*	Retrophin Inc.	1,791	28
*	Geron Corp.	17,393	28
*	Aerie Pharmaceuticals Inc.	1,995	28
*	CorVel Corp.	411	28
*	Kura Oncology Inc.	1,609	27
*	Atara Biotherapeutics Inc.	2,380	27
*	Orthofix Medical Inc.	803	27
*	Vanda Pharmaceuticals Inc.	2,328	27
*	Tricida Inc.	1,011	27
*	G1 Therapeutics Inc.	1,590	27
*	Cellular Biomedicine Group Inc.	1,950	27
*	Radius Health Inc.	2,103	27
*	Amneal Pharmaceuticals Inc.	5,436	26
*	NextGen Healthcare Inc.	2,543	26
*	HealthStream Inc.	1,152	26
*	Rhythm Pharmaceuticals Inc.	1,336	26
*	Rocket Pharmaceuticals Inc.	1,367	26
*	Aeglea BioTherapeutics Inc.	2,908	26
*	Axonics Modulation Technologies Inc.	697	26
*	Beam Therapeutics Inc.	999	26
*	Eidos Therapeutics Inc.	511	25
*	Krystal Biotech Inc.	485	25
*	Cue Biopharma Inc.	899	25
*	Stemline Therapeutics Inc.	2,076	25
*	Cortexyme Inc.	522	24
*	Gossamer Bio Inc.	1,967	24
*	Tivity Health Inc.	2,236	24
*	Dynavax Technologies Corp.	3,874	24
*	Lantheus Holdings Inc.	1,724	24
*	Pacific Biosciences of California Inc.	6,631	23
	Phibro Animal Health Corp. Class A	875	23
*	Eagle Pharmaceuticals Inc.	443	23
*	Atreca Inc.	1,229	23
*	GenMark Diagnostics Inc.	2,366	22
*	Kindred Biosciences Inc.	5,216	22
*	AnaptysBio Inc.	1,171	22
	Owens & Minor Inc.	2,810	22
*	NGM Biopharmaceuticals Inc.	1,121	22
*	Surmodics Inc.	593	22
*	Viking Therapeutics Inc.	3,013	22
*	Galectin Therapeutics Inc.	7,086	21
*	Crinetics Pharmaceuticals Inc.	1,310	21

*	ZIOPHARM Oncology Inc.	7,187	21
*	Antares Pharma Inc.	7,322	21
*	Phathom Pharmaceuticals Inc.	495	21
*	UroGen Pharma Ltd.	873	20
*	Triple-S Management Corp. Class B	1,021	20
*	Castle Biosciences Inc.	528	20
*	Anika Therapeutics Inc.	605	20
*	NextCure Inc.	646	20
*	Prothena Corp. plc	1,885	20
*	Option Care Health Inc.	1,302	20
*	Corbus Pharmaceuticals Holdings Inc.	2,588	19
*	Fulcrum Therapeutics Inc.	966	19
*	Avrobio Inc.	948	19
	LeMaitre Vascular Inc.	712	19
*	Flexion Therapeutics Inc.	1,640	19
*	Catalyst Pharmaceuticals Inc.	4,325	19
*	BioDelivery Sciences International Inc.	3,889	19
*	Agenus Inc.	4,972	19
*	Progenics Pharmaceuticals Inc.	4,323	18
*	Vapotherm Inc.	688	18
*	BioSpecifics Technologies Corp.	293	18
*	PDL BioPharma Inc.	5,544	18
*	SpringWorks Therapeutics Inc.	476	18
*	CytomX Therapeutics Inc.	2,012	18
*	Odonate Therapeutics Inc.	544	18
*	AngioDynamics Inc.	1,731	18
*	OrthoPediatrics Corp.	382	18
*,^	CEL-SCI Corp.	1,311	17
*	Athersys Inc.	5,931	17
*	Ardelyx Inc.	2,330	17
*	Quanterix Corp.	605	17
*	Zynex Inc.	854	17
*	Clovis Oncology Inc.	2,359	16
*	Syros Pharmaceuticals Inc.	1,621	16
*	Rigel Pharmaceuticals Inc.	8,116	16
*	Avid Bioservices Inc.	2,709	16
*	Bioxcel Therapeutics Inc.	339	16
*	Fluidigm Corp.	3,605	16
*	CytoSorbents Corp.	1,520	16
*	Homology Medicines Inc.	1,074	15
*	Intersect ENT Inc.	1,362	15
*	Albireo Pharma Inc.	560	15
*	Surgery Partners Inc.	1,102	15
*	Spectrum Pharmaceuticals Inc.	4,990	15
	Utah Medical Products Inc.	147	15
*	Scholar Rock Holding Corp.	794	15
*	Axogen Inc.	1,495	15
*	IGM Biosciences Inc.	223	14
*	SIGA Technologies Inc.	2,399	14
*	Syndax Pharmaceuticals Inc.	852	14
*	Calithera Biosciences Inc.	2,357	14
*	Viela Bio Inc.	292	14
*	Puma Biotechnology Inc.	1,334	14
*	Progyny Inc.	534	13
*	Applied Therapeutics Inc.	287	13
*	Affimed NV	3,967	13
*	Ocular Therapeutix Inc.	1,833	13

*	AMAG Pharmaceuticals Inc.	1,672	13
*	Eiger BioPharmaceuticals Inc.	1,066	13
*	ANI Pharmaceuticals Inc.	414	13
*	Vir Biotechnology Inc.	376	13
*	Voyager Therapeutics Inc.	1,055	13
*	SI-BONE Inc.	719	13
*	Protagonist Therapeutics Inc.	750	12
*	Community Health Systems Inc.	3,913	12
*	MannKind Corp.	8,065	12
	Computer Programs and Systems Inc.	548	12
*	VBI Vaccines Inc.	5,557	12
*	Molecular Templates Inc.	768	12
*,^	TherapeuticsMD Inc.	10,315	12
*	Cymabay Therapeutics Inc.	3,124	12
*	Precision BioSciences Inc.	1,645	12
*	Kiniksa Pharmaceuticals Ltd. Class A	538	11
*	Concert Pharmaceuticals Inc.	1,051	11
*	Lannett Co. Inc.	1,456	11
*	Replimune Group Inc.	593	11
*	WaVe Life Sciences Ltd.	1,067	11
*	Accelerate Diagnostics Inc.	1,288	11
*	Aduro Biotech Inc.	3,282	11
*	Kala Pharmaceuticals Inc.	857	11
*	UNITY Biotechnology Inc.	1,287	11
*	MeiraGTx Holdings plc	709	11
*	Liquidia Technologies Inc.	1,138	11
*	ChromaDex Corp.	2,116	10
*	Seres Therapeutics Inc.	1,844	10
*	Mallinckrodt plc	3,586	10
*	Pfenex Inc.	1,377	10
*	Rubius Therapeutics Inc.	1,548	10
*	MediciNova Inc.	1,779	9
*	Beyondspring Inc.	550	9
*	Anavex Life Sciences Corp.	2,261	9
	Invacare Corp.	1,478	9
*	Alphatec Holdings Inc.	2,034	9
*	Chiasma Inc.	1,438	9
*	Joint Corp.	594	9
*	Cutera Inc.	661	9
*	Akcea Therapeutics Inc.	582	9
*	Magenta Therapeutics Inc.	975	9
*	TransMedics Group Inc.	651	9
*	BioSig Technologies Inc.	888	8
*	Five Prime Therapeutics Inc.	1,533	8
*	Accuray Inc.	3,840	8
*,^	Precigen Inc.	3,604	8
*	Aprea Therapeutics Inc.	294	8
*	XBiotech Inc.	564	8
*	Gritstone Oncology Inc.	1,201	8
*	ADMA Biologics Inc.	2,351	8
*	Catasys Inc.	390	8
*	Pieris Pharmaceuticals Inc.	2,101	8
*	Apyx Medical Corp.	1,669	7
*	MEI Pharma Inc.	1,980	7
*	Satsuma Pharmaceuticals Inc.	275	7
*	Evofem Biosciences Inc.	1,317	7
*	Oyster Point Pharma Inc.	251	7

* RTI Surgical Holdings Inc.	2,555	7
* Sientra Inc.	1,785	7
* Strongbridge Biopharma plc	2,024	7
* Paratek Pharmaceuticals Inc.	1,534	7
* Spero Therapeutics Inc.	571	7
* Harpoon Therapeutics Inc.	304	7
* CASI Pharmaceuticals Inc.	2,498	7
* OptimizeRx Corp.	567	6
* Akero Therapeutics Inc.	253	6
* Kezar Life Sciences Inc.	1,334	6
* Xeris Pharmaceuticals Inc.	1,237	6
* ViewRay Inc.	3,608	6
* Verrica Pharmaceuticals Inc.	542	6
* American Renal Associates Holdings Inc.	1,000	6
* SeaSpine Holdings Corp.	573	6
* iRadimed Corp.	262	6
* Prevail Therapeutics Inc.	364	6
* Chimerix Inc.	1,938	6
* Marinus Pharmaceuticals Inc.	2,335	6
* Savara Inc.	2,429	6
* BioLife Solutions Inc.	353	6
* AcelRx Pharmaceuticals Inc.	4,174	6
* Mustang Bio Inc.	1,545	6
* Sutro Biopharma Inc.	569	6
* Zynerba Pharmaceuticals Inc.	1,080	6
* KalVista Pharmaceuticals Inc.	502	6
* Tyme Technologies Inc.	3,607	6
* Enzo Biochem Inc.	1,946	6
* TCR2 Therapeutics Inc.	548	6
* Hookipa Pharma Inc.	473	5
* Minerva Neurosciences Inc.	1,384	5
* Rockwell Medical Inc.	2,346	5
* Palatin Technologies Inc.	9,894	5
* Morphic Holding Inc.	240	5
* Misonix Inc.	358	5
* Personalis Inc.	419	5
* Apollo Medical Holdings Inc.	259	5
* X4 Pharmaceuticals Inc.	556	5
* Frequency Therapeutics Inc.	255	5
* La Jolla Pharmaceutical Co.	991	5
* Pulse Biosciences Inc.	514	5
* Oncocyte Corp.	1,689	5
* Evolus Inc.	992	5
* Lineage Cell Therapeutics Inc.	5,108	5
* GlycoMimetics Inc.	1,587	4
* IntriCon Corp.	309	4
* Optinose Inc.	1,002	4
* Aldeyra Therapeutics Inc.	849	4
* CorMedix Inc.	944	4
* Cyclerion Therapeutics Inc.	1,008	4
* Jounce Therapeutics Inc.	739	4
* Genesis Healthcare Inc.	4,433	4
* Eloxx Pharmaceuticals Inc.	1,114	4
* Celcuity Inc.	385	4
* Cabaletta Bio Inc.	430	4
* Evelo Biosciences Inc.	837	4
* Lexicon Pharmaceuticals Inc.	1,895	4

*	Recro Pharma Inc.	800	4
*	Mirum Pharmaceuticals Inc.	211	4
*	89bio Inc.	131	3
*	Cerecor Inc.	1,001	3
*,^	Marker Therapeutics Inc.	1,413	3
*	Osmotica Pharmaceuticals plc	519	3
*	Adamas Pharmaceuticals Inc.	1,010	3
*	Solid Biosciences Inc.	911	3
*	Kaleido Biosciences Inc.	358	3
*	Assertio Holdings Inc.	2,554	3
*	Soliton Inc.	247	2
*	LogicBio Therapeutics Inc.	357	2
*	Conformis Inc.	2,412	2
*	EyePoint Pharmaceuticals Inc.	2,666	2
*	Exagen Inc.	194	2
*	Enochian Biosciences Inc.	621	2
*,^	Senseonics Holdings Inc.	4,380	2
*	Menlo Therapeutics Inc.	777	2
*	Aclaris Therapeutics Inc.	1,293	2
*	Acorda Therapeutics Inc.	1,996	1
*	Millendo Therapeutics Inc.	522	1
*	Baudax Bio Inc.	320	1
*	Neuronetics Inc.	634	1
*,§ Alder BioPharmaceuticals CVR Exp. 12/31/2024		1,247	1
*	Akorn Inc.	4,022	—
*	TransEnterix Inc.	756	—
*	Pulse Biosciences Inc. Rights Exp. 06/08/2020	514	—
*,§ Synergy Pharmaceuticals Inc.		12,927	—
			219,304
Materials & Processing (3.1%)
	Linde plc	26,566	5,375
^	Ecolab Inc.	12,475	2,652
	Air Products and Chemicals Inc.	10,882	2,630
	Sherwin-Williams Co.	4,114	2,443
	Newmont Corp.	40,612	2,375
	DuPont de Nemours Inc.	36,934	1,874
	Dow Inc.	37,598	1,451
	PPG Industries Inc.	11,793	1,199
	Fastenal Co.	28,669	1,183
	Ball Corp.	15,944	1,136
	Trane Technologies plc	11,738	1,059
	LyondellBasell Industries NV Class A	13,101	835
	Vulcan Materials Co.	6,642	719
	International Flavors & Fragrances Inc.	5,280	703
	Freeport-McMoRan Inc.	75,763	687
	International Paper Co.	19,490	664
	FMC Corp.	6,532	643
	Nucor Corp.	15,065	637
	Masco Corp.	13,642	636
	Martin Marietta Materials Inc.	3,078	591
	Celanese Corp.	6,002	540
	Eastman Chemical Co.	7,035	479
	RPM International Inc.	6,266	469
	Packaging Corp. of America	4,581	465
	Avery Dennison Corp.	4,173	462
	Royal Gold Inc.	3,266	435
*	Crown Holdings Inc.	6,457	422

Albemarle Corp.	5,194	397
Westrock Co.	13,481	378
Lennox International Inc.	1,739	372
AptarGroup Inc.	3,160	352
* Trex Co. Inc.	2,896	348
AO Smith Corp.	6,756	321
CF Industries Holdings Inc.	10,883	320
Reliance Steel & Aluminum Co.	3,236	314
Owens Corning	5,929	311
* Berry Global Group Inc.	6,747	303
Watsco Inc.	1,616	288
Scotts Miracle -Gro Co.	1,954	279
Steel Dynamics Inc.	10,279	273
* Howmet Aerospace Inc.	18,876	247
Sealed Air Corp.	7,633	245
Sonoco Products Co.	4,706	244
* Axalta Coating Systems Ltd.	10,215	236
MDU Resources Group Inc.	10,057	219
Mosaic Co.	17,328	209
Armstrong World Industries Inc.	2,751	207
Graphic Packaging Holding Co.	13,727	199
Huntsman Corp.	10,906	198
Ashland Global Holdings Inc.	2,863	192
* TopBuild Corp.	1,577	181
Acuity Brands Inc.	2,080	179
Simpson Manufacturing Co. Inc.	2,125	170
* RBC Bearings Inc.	1,155	162
Balchem Corp.	1,525	153
Rexnord Corp.	5,021	151
Hexcel Corp.	4,022	146
Southern Copper Corp.	3,950	143
NewMarket Corp.	325	142
WR Grace & Co.	2,711	142
Louisiana-Pacific Corp.	5,699	135
Timken Co.	3,130	133
Eagle Materials Inc.	1,982	132
UFP Industries Inc.	2,834	130
PolyOne Corp.	5,191	129
Silgan Holdings Inc.	3,708	124
* Univar Solutions Inc.	7,983	123
* Element Solutions Inc.	10,474	114
* Builders FirstSource Inc.	5,400	112
Quaker Chemical Corp.	650	111
* Ingevity Corp.	1,990	105
AAON Inc.	1,923	104
* Novagold Resources Inc.	10,822	103
Chemours Co.	7,820	103
Sensient Technologies Corp.	2,022	101
Cleveland-Cliffs Inc.	18,677	97
Commercial Metals Co.	5,601	96
Stepan Co.	977	95
Cabot Corp.	2,644	94
Advanced Drainage Systems Inc.	2,071	92
HB Fuller Co.	2,431	91
Olin Corp.	7,539	91
Innospec Inc.	1,159	89
* Summit Materials Inc. Class A	5,379	82

* BMC Stock Holdings Inc.	3,118	82
* Alcoa Corp.	8,756	81
Westlake Chemical Corp.	1,690	81
Minerals Technologies Inc.	1,628	80
Compass Minerals International Inc.	1,644	79
Hecla Mining Co.	23,255	77
* Masonite International Corp.	1,163	77
* Beacon Roofing Supply Inc.	3,006	74
Greif Inc. Class A	2,174	74
Mueller Industries Inc.	2,683	72
* Installed Building Products Inc.	1,086	70
* Arconic Corp.	4,789	69
Mueller Water Products Inc. Class A	7,330	68
* Gibraltar Industries Inc.	1,500	66
* Coeur Mining Inc.	11,242	65
Comfort Systems USA Inc.	1,742	64
United States Steel Corp.	7,998	64
Boise Cascade Co.	1,807	61
O-I Glass Inc.	7,510	58
Worthington Industries Inc.	1,893	57
Domtar Corp.	2,711	55
Kaiser Aluminum Corp.	754	54
Carpenter Technology Corp.	2,259	53
Patrick Industries Inc.	1,016	53
* GCP Applied Technologies Inc.	2,485	50
Materion Corp.	948	50
* Ferro Corp.	3,963	48
* Livent Corp.	6,975	47
Schweitzer-Mauduit International Inc.	1,444	44
* JELD-WEN Holding Inc.	3,165	43
Neenah Inc.	777	39
* GMS Inc.	1,835	38
Trinseo SA	1,816	37
* PGT Innovations Inc.	2,606	35
Chase Corp.	336	33
PH Glatfelter Co.	1,961	30
Orion Engineered Carbons SA	2,708	30
Griffon Corp.	1,686	28
Tronox Holdings plc Class A	4,176	28
Apogee Enterprises Inc.	1,177	24
* Verso Corp.	1,573	23
* Clearwater Paper Corp.	748	22
* PQ Group Holdings Inc.	1,714	22
* Kraton Corp.	1,372	21
* MRC Global Inc.	3,521	21
Myers Industries Inc.	1,529	21
GrafTech International Ltd.	2,921	20
Hawkins Inc.	454	19
Tredegar Corp.	1,263	19
Schnitzer Steel Industries Inc.	1,198	19
Quanex Building Products Corp.	1,466	18
American Vanguard Corp.	1,302	17
* US Concrete Inc.	771	16
FutureFuel Corp.	1,191	16
Insteel Industries Inc.	854	15
* AdvanSix Inc.	1,257	15
* Koppers Holdings Inc.	897	15

*	Century Aluminum Co.	2,407	14
*	UFP Technologies Inc.	307	14
	Omega Flex Inc.	131	13
*	Foundation Building Materials Inc.	935	12
	Haynes International Inc.	543	12
*	Cornerstone Building Brands Inc.	2,074	11
	Caesarstone Ltd.	1,004	11
	Ardagh Group SA	885	11
	Kronos Worldwide Inc.	1,086	11
*	Amyris Inc.	2,724	10
*	Northwest Pipe Co.	399	10
	US Silica Holdings Inc.	3,365	10
*	Unifi Inc.	712	10
	Gold Resource Corp.	2,491	10
*	Uranium Energy Corp.	8,412	9
*	Forterra Inc.	999	9
	NN Inc.	1,893	8
	United States Lime & Minerals Inc.	102	8
*	Veritiv Corp.	533	7
*	Energy Fuels Inc.	3,791	7
*	TimkenSteel Corp.	1,849	6
*	LB Foster Co. Class A	495	6
	Olympic Steel Inc.	514	6
*	Intrepid Potash Inc.	4,576	6
	Eastern Co.	272	5
	Rayonier Advanced Materials Inc.	2,304	5
*	Ryerson Holding Corp.	795	4
	Culp Inc.	488	4
*	Marrone Bio Innovations Inc.	3,470	4
*	Synalloy Corp.	383	4
*	Select Interior Concepts Inc. Class A	1,072	3
*	BlueLinx Holdings Inc.	402	3
*	Concrete Pumping Holdings Inc.	795	3
*	LSB Industries Inc.	1,010	1
			46,195
Other (0.0%)1
*,§ Tobira Therapeutics CVR Exp. 12/31/2028		937	4
*	Selectquote Inc.	102	3
*	ORIC Pharmaceuticals Inc.	18	1
*	Inari Medical Inc.	10	—
*,§ NewStar Financial Inc. CVR		943	—
*,§ Media General Inc. CVR		5,133	—
*,§ Aratana Therapeutics Inc. CVR		1,951	—
*,§ Omthera Pharmeceuticals Rights		152	—
*,§ Clinical Data CVR		32	—
			8
Producer Durables (8.8%)
	Accenture plc Class A	31,498	6,351
	Union Pacific Corp.	34,446	5,851
	Honeywell International Inc.	35,554	5,186
	Lockheed Martin Corp.	12,219	4,746
	Raytheon Technologies Corp.	72,622	4,686
	3M Co.	27,734	4,339
	Boeing Co.	26,248	3,828
	United Parcel Service Inc. Class B	34,588	3,449
	Caterpillar Inc.	26,568	3,192

Automatic Data Processing Inc.	21,563	3,159
General Electric Co.	430,758	2,830
Illinois Tool Works Inc.	15,772	2,720
CSX Corp.	36,683	2,626
Northrop Grumman Corp.	7,736	2,593
Norfolk Southern Corp.	12,852	2,291
Waste Management Inc.	21,049	2,247
Deere & Co.	14,048	2,137
Roper Technologies Inc.	5,087	2,003
General Dynamics Corp.	12,677	1,861
Emerson Electric Co.	30,292	1,848
Eaton Corp. plc	20,536	1,743
FedEx Corp.	11,922	1,557
Verisk Analytics Inc.	7,899	1,364
PACCAR Inc.	16,691	1,233
Rockwell Automation Inc.	5,698	1,232
Cummins Inc.	7,252	1,230
* CoStar Group Inc.	1,868	1,227
Johnson Controls International plc	37,754	1,186
Parker-Hannifin Corp.	6,391	1,150
Paychex Inc.	15,848	1,145
TransDigm Group Inc.	2,537	1,078
Otis Worldwide Corp.	20,234	1,065
AMETEK Inc.	11,330	1,039
Cintas Corp.	4,185	1,038
* Keysight Technologies Inc.	9,286	1,004
* Mettler-Toledo International Inc.	1,188	944
Stanley Black & Decker Inc.	7,483	939
Equifax Inc.	5,921	909
Fortive Corp.	14,767	900
Republic Services Inc.	10,497	897
* Copart Inc.	9,890	884
Southwest Airlines Co.	26,193	841
Old Dominion Freight Line Inc.	4,877	834
* Carrier Global Corp.	40,654	832
Dover Corp.	7,390	719
* Zebra Technologies Corp.	2,735	715
Kansas City Southern	4,735	713
Delta Air Lines Inc.	28,227	712
WW Grainger Inc.	2,137	662
* Teledyne Technologies Inc.	1,757	657
Expeditors International of Washington Inc.	8,576	655
* Waters Corp.	3,153	630
IDEX Corp.	3,740	596
Xylem Inc.	8,899	590
Westinghouse Air Brake Technologies Corp.	8,953	547
Jacobs Engineering Group Inc.	6,472	544
* CH Robinson Worldwide Inc.	6,595	535
Nordson Corp.	2,836	534
* United Rentals Inc.	3,845	534
Booz Allen Hamilton Holding Corp.	6,688	533
JB Hunt Transport Services Inc.	4,164	498
* Trimble Inc.	12,528	490
* Ingersoll Rand Inc.	17,194	485
Allegion plc	4,571	456
Huntington Ingalls Industries Inc.	1,964	393
Graco Inc.	8,135	392

Toro Co.	5,265	374
* United Airlines Holdings Inc.	13,290	373
* XPO Logistics Inc.	4,566	360
Textron Inc.	11,501	356
* Generac Holdings Inc.	3,142	350
Snap-on Inc.	2,683	348
Genpact Ltd.	9,356	336
HEICO Corp. Class A	3,953	332
Hubbell Inc.	2,688	329
Pentair plc	8,362	327
Carlisle Cos. Inc.	2,669	320
FLIR Systems Inc.	6,844	316
Donaldson Co. Inc.	6,337	301
BWX Technologies Inc.	4,702	294
* Aecom	7,386	286
Robert Half International Inc.	5,633	286
* Sensata Technologies Holding plc	7,899	282
Quanta Services Inc.	7,085	262
Oshkosh Corp.	3,626	260
ITT Inc.	4,512	260
Knight-Swift Transportation Holdings Inc.	6,103	254
* HD Supply Holdings Inc.	7,831	248
* Stericycle Inc.	4,471	245
Lincoln Electric Holdings Inc.	2,971	244
Tetra Tech Inc.	2,926	231
Landstar System Inc.	1,949	227
MAXIMUS Inc.	3,131	225
* Axon Enterprise Inc.	2,945	224
* FTI Consulting Inc.	1,832	221
Curtiss-Wright Corp.	2,128	213
* Paylocity Holding Corp.	1,628	212
Brunswick Corp.	3,823	210
MSA Safety Inc.	1,741	207
Allison Transmission Holdings Inc.	5,445	205
ManpowerGroup Inc.	2,969	205
Alaska Air Group Inc.	5,989	205
^ American Airlines Group Inc.	19,479	205
HEICO Corp.	2,018	203
Exponent Inc.	2,561	190
Woodward Inc.	2,736	188
CoreLogic Inc.	3,747	186
Littelfuse Inc.	1,114	181
* Middleby Corp.	2,643	180
Flowserve Corp.	6,712	175
AGCO Corp.	3,128	173
EMCOR Group Inc .	2,684	171
* JetBlue Airways Corp.	16,225	163
* Proto Labs Inc.	1,291	163
KBR Inc.	6,694	157
Regal Beloit Corp.	1,926	153
* Kirby Corp.	2,973	152
* Aerojet Rocketdyne Holdings Inc.	3,467	152
* ASGN Inc.	2,428	150
Air Lease Corp.	4,954	149
* Clean Harbors Inc.	2,456	146
MSC Industrial Direct Co. Inc. Class A	2,075	144
Xerox Holdings Corp.	8,476	135

Brady Corp. Class A	2,627	134
* Saia Inc.	1,234	134
Crane Co.	2,384	133
nVent Electric plc	7,207	132
John Bean Technologies Corp.	1,607	132
GATX Corp.	2,095	131
EnerSys	2,041	129
UniFirst Corp.	717	129
* Colfax Corp.	4,439	125
Valmont Industries Inc.	1,032	118
* TriNet Group Inc.	2,115	114
* Casella Waste Systems Inc.	2,207	112
* MasTec Inc.	2,833	111
Franklin Electric Co. Inc.	2,177	110
Watts Water Technologies Inc. Class A	1,315	109
Kennametal Inc.	3,929	109
Spirit AeroSystems Holdings Inc. Class A	4,858	105
* Itron Inc.	1,633	105
Brink's Co.	2,587	104
Applied Industrial Technologies Inc.	1,786	104
ESCO Technologies Inc.	1,235	102
Werner Enterprises Inc.	2,182	101
ABM Industries Inc.	3,277	101
* Advanced Disposal Services Inc.	3,169	99
* ExlService Holdings Inc.	1,608	98
Macquarie Infrastructure Corp.	3,464	98
Altra Industrial Motion Corp.	3,134	97
Trinity Industries Inc.	4,774	95
Insperity Inc.	1,770	92
Hillenbrand Inc.	3,465	89
Albany International Corp.	1,473	89
Ryder System Inc.	2,505	86
Barnes Group Inc.	2,252	85
* Cimpress plc	941	85
* SPX Corp.	2,092	84
Moog Inc. Class A	1,529	83
Federal Signal Corp.	2,847	83
Otter Tail Corp.	1,908	82
Badger Meter Inc.	1,337	82
Korn Ferry	2,684	81
* Kratos Defense & Security Solutions Inc.	4,314	80
Triton International Ltd.	2,590	79
Fluor Corp.	6,769	79
SkyWest Inc.	2,420	78
* Sykes Enterprises Inc.	2,790	76
* Atkore International Group Inc.	2,747	74
* AeroVironment Inc.	1,024	73
* Hub Group Inc. Class A	1,541	72
* SPX FLOW Inc.	1,963	68
* Plug Power Inc.	15,985	67
Forward Air Corp.	1,354	67
Mobile Mini Inc.	2,091	67
* WESCO International Inc.	1,995	66
* Verra Mobility Corp. Class A	6,019	66
Allegiant Travel Co.	615	65
Copa Holdings SA Class A	1,494	65
McGrath RentCorp	1,170	65

* Chart Industries Inc.	1,652	65
Herman Miller Inc.	2,794	64
* Pluralsight Inc. Class A	3,083	64
Belden Inc.	1,856	63
Schneider National Inc. Class B	2,610	63
Cubic Corp.	1,501	62
* Dycom Industries Inc.	1,441	61
* OSI Systems Inc.	794	60
Matson Inc.	2,065	59
* Air Transport Services Group Inc.	2,725	59
* Navistar International Corp.	2,334	59
ICF International Inc.	887	58
Tennant Co.	862	55
* CBIZ Inc.	2,375	54
Kaman Corp.	1,331	53
Rush Enterprises Inc. Class A	1,268	53
HNI Corp.	2,072	53
* Allegheny Technologies Inc.	6,009	52
TTEC Holdings Inc.	1,225	52
* TriMas Corp.	2,194	52
Covanta Holding Corp.	5,671	51
Mesa Laboratories Inc.	190	50
Kadant Inc.	518	50
CSW Industrials Inc.	688	49
* Vicor Corp.	807	49
Helios Technologies Inc.	1,348	48
Terex Corp.	3,011	47
Lindsay Corp.	502	47
* Enerpac Tool Group Corp. Class A	2,632	47
* Huron Consulting Group Inc.	1,015	47
Steelcase Inc. Class A	4,029	47
Marten Transport Ltd.	1,818	46
Deluxe Corp.	1,989	46
Alamo Group Inc.	442	46
Encore Wire Corp.	940	45
Heartland Express Inc.	2,057	45
Astec Industries Inc.	1,058	45
* FARO Technologies Inc.	788	44
EnPro Industries Inc.	973	44
* Spirit Airlines Inc.	3,296	43
* Resideo Technologies Inc.	5,905	42
* Harsco Corp.	3,657	41
* Atlas Air Worldwide Holdings Inc.	1,041	41
DHT Holdings Inc.	6,601	39
Granite Construction Inc.	2,207	39
US Ecology Inc.	1,153	39
* Welbilt Inc.	6,373	39
AZZ Inc.	1,203	38
^ Scorpio Tankers Inc.	2,145	38
SFL Corp. Ltd.	3,796	38
Douglas Dynamics Inc.	1,028	38
Raven Industries Inc.	1,705	37
* CryoPort Inc.	1,449	36
ADT Inc.	4,878	35
Primoris Services Corp.	1,989	33
Columbus McKinnon Corp.	1,069	32
* Herc Holdings Inc.	1,127	32

Hawaiian Holdings Inc.	2,204	32
AAR Corp.	1,570	32
Greenbrier Cos. Inc.	1,488	32
Standex International Corp.	562	30
* Vectrus Inc.	527	29
Nordic American Tankers Ltd.	6,160	28
Spartan Motors Inc.	1,625	28
Rush Enterprises Inc. Class B	754	28
* TrueBlue Inc.	1,778	27
Kforce Inc.	908	27
ACCO Brands Corp.	4,402	27
* Echo Global Logistics Inc.	1,313	27
ArcBest Corp.	1,190	27
* Great Lakes Dredge & Dock Corp.	2,813	26
H&E Equipment Services Inc.	1,513	26
International Seaways Inc.	1,133	26
* Thermon Group Holdings Inc.	1,534	25
Argan Inc.	655	24
Gorman-Rupp Co.	790	24
Knoll Inc.	2,226	23
Wabash National Corp.	2,381	23
* NV5 Global Inc.	481	23
Kelly Services Inc. Class A	1,494	22
* SEACOR Holdings Inc.	799	21
* MYR Group Inc.	730	21
* Aegion Corp.	1,362	20
Ennis Inc.	1,139	20
* Gates Industrial Corp. plc	2,014	20
* BrightView Holdings Inc.	1,463	20
* Textainer Group Holdings Ltd.	2,442	20
Heidrick & Struggles International Inc.	885	20
* Conduent Inc.	7,860	19
* Tutor Perini Corp.	1,778	19
Teekay Tankers Ltd. Class A	1,074	19
Kimball International Inc. Class B	1,634	18
Pitney Bowes Inc.	7,593	18
Barrett Business Services Inc.	343	17
Triumph Group Inc.	2,299	17
Hyster-Yale Materials Handling Inc.	469	17
* Ducommun Inc.	513	16
* Forrester Research Inc.	522	16
Luxfer Holdings plc	1,163	16
* Construction Partners Inc. Class A	884	16
Hackett Group Inc.	1,097	15
Miller Industries Inc.	503	15
Resources Connection Inc.	1,356	15
* Manitowoc Co. Inc.	1,566	15
MTS Systems Corp.	831	15
* CIRCOR International Inc.	903	14
* CAI International Inc.	709	13
* DXP Enterprises Inc.	725	13
* Energy Recovery Inc.	1,662	13
CRA International Inc.	313	13
* Heritage-Crystal Clean Inc.	723	12
* Modine Manufacturing Co.	2,245	12
Allied Motion Technologies Inc.	318	11
* Willdan Group Inc.	461	11

* Sterling Construction Co. Inc.	1,217	11
* Napco Security Technologies Inc.	479	11
* Vishay Precision Group Inc.	454	11
* Diamond S Shipping Inc.	978	11
Powell Industries Inc.	401	11
Costamare Inc.	2,282	10
* Dorian LPG Ltd.	1,258	10
Park Aerospace Corp.	830	10
* Cross Country Healthcare Inc.	1,644	10
* Blue Bird Corp.	687	10
VSE Corp.	369	10
Hurco Cos. Inc.	306	10
* Lydall Inc.	872	9
* Astronics Corp.	1,006	9
* Teekay Corp.	3,070	9
* Franklin Covey Co.	415	9
* Titan Machinery Inc.	818	9
REV Group Inc.	1,390	8
* American Superconductor Corp.	1,127	8
Ardmore Shipping Corp.	1,377	8
* IES Holdings Inc.	339	8
* Transcat Inc.	315	8
* Team Inc.	1,463	7
* CECO Environmental Corp.	1,327	7
Preformed Line Products Co.	141	7
* Radiant Logistics Inc.	1,707	7
* Overseas Shipholding Group Inc. Class A	3,028	7
GasLog Ltd.	1,927	7
* Covenant Transportation Group Inc. Class A	501	6
* DHI Group Inc.	2,292	6
* Lawson Products Inc.	194	6
Park-Ohio Holdings Corp.	406	6
* Acacia Research Corp.	2,278	6
Universal Logistics Holdings Inc.	391	6
* Willis Lease Finance Corp.	253	5
Graham Corp.	452	5
* Gencor Industries Inc.	426	5
* US Xpress Enterprises Inc. Class A	991	5
BG Staffing Inc.	449	5
* GP Strategies Corp.	588	5
* Daseke Inc.	1,655	5
Quad/Graphics Inc.	1,561	4
* Scorpio Bulkers Inc.	250	4
* PRGX Global Inc.	1,083	4
* Commercial Vehicle Group Inc.	1,582	4
* StarTek Inc.	936	4
Genco Shipping & Trading Ltd.	831	4
* Energous Corp.	1,969	4
RR Donnelley & Sons Co.	3,470	4
* Mistras Group Inc.	907	4
Advanced Emissions Solutions Inc.	726	4
* Target Hospitality Corp.	1,517	4
* Wrap Technologies Inc.	558	4
* EVI Industries Inc.	183	4
* Eagle Bulk Shipping Inc.	1,875	3
Briggs & Stratton Corp.	1,927	3
* Mesa Air Group Inc.	961	3

Titan International Inc.	2,357	3
* Information Services Group Inc.	1,668	3
* Twin Disc Inc.	473	3
* Safe Bulkers Inc.	2,359	2
* PAM Transportation Services Inc.	68	2
* InnerWorkings Inc.	1,898	2
* Mayville Engineering Co. Inc.	367	2
* YRC Worldwide Inc.	1,491	2
		129,957
Technology (25.9%)
Microsoft Corp.	374,958	68,711
Apple Inc.	204,346	64,970
* Facebook Inc. Class A	118,515	26,677
* Alphabet Inc. Class C	15,014	21,454
* Alphabet Inc. Class A	14,689	21,057
Intel Corp.	211,970	13,339
NVIDIA Corp.	28,979	10,288
Cisco Systems Inc.	212,299	10,152
* Adobe Inc.	23,898	9,239
* salesforce.com Inc.	41,691	7,287
Broadcom Inc.	19,150	5,578
Texas Instruments Inc.	46,283	5,496
International Business Machines Corp.	43,903	5,483
Oracle Corp.	99,337	5,341
QUALCOMM Inc.	56,591	4,577
* ServiceNow Inc.	9,278	3,599
Intuit Inc.	12,374	3,592
* Advanced Micro Devices Inc.	51,253	2,757
Activision Blizzard Inc.	37,604	2,707
* Micron Technology Inc.	55,030	2,636
Applied Materials Inc.	45,912	2,579
* Autodesk Inc.	10,964	2,307
* L3Harris Technologies Inc.	10,951	2,184
Analog Devices Inc.	18,260	2,062
Lam Research Corp.	7,219	1,976
* Electronic Arts Inc.	14,139	1,737
* Workday Inc.	8,204	1,505
Cognizant Technology Solutions Corp. Class A	27,536	1,459
* Splunk Inc.	7,720	1,435
Amphenol Corp. Class A	14,444	1,395
KLA Corp.	7,759	1,365
IHS Markit Ltd.	19,309	1,341
* Synopsys Inc.	7,383	1,336
* Cadence Design Systems Inc.	14,155	1,292
* Twilio Inc.	6,018	1,189
* Twitter Inc.	37,734	1,169
* ANSYS Inc.	4,120	1,166
Motorola Solutions Inc.	8,575	1,160
Xilinx Inc.	12,490	1,148
Microchip Technology Inc.	11,887	1,141
* VeriSign Inc.	5,177	1,134
* DocuSign Inc. Class A	7,996	1,117
* Palo Alto Networks Inc.	4,679	1,101
* Atlassian Corp. plc Class A	5,937	1,100
HP Inc.	72,233	1,094
Marvell Technology Group Ltd.	33,171	1,082
* Okta Inc.	5,242	1,025

* IAC/interactivecorp	3,744	1,012
Skyworks Solutions Inc.	8,531	1,011
* RingCentral Inc. Class A	3,656	1,003
* Fortinet Inc.	7,059	983
Corning Inc.	37,541	856
Citrix Systems Inc.	5,767	854
* Akamai Technologies Inc.	7,814	827
CDW Corp.	7,044	781
Maxim Integrated Products Inc.	13,262	765
* Take-Two Interactive Software Inc.	5,518	751
* Paycom Software Inc.	2,411	717
* Coupa Software Inc.	3,120	710
* Arista Networks Inc.	3,039	709
Leidos Holdings Inc.	6,717	707
* Tyler Technologies Inc.	1,879	705
* GoDaddy Inc. Class A	8,544	660
Western Digital Corp.	14,775	656
Hewlett Packard Enterprise Co.	66,697	648
NortonLifeLock Inc.	27,657	630
SS&C Technologies Holdings Inc.	10,815	626
* Qorvo Inc.	5,728	600
* VMware Inc. Class A	3,806	595
* EPAM Systems Inc.	2,545	587
Teradyne Inc.	8,425	565
* Black Knight Inc.	7,068	544
* Gartner Inc.	4,286	522
NetApp Inc.	11,622	518
* MongoDB Inc.	2,147	498
* Zendesk Inc.	5,709	490
Cognex Corp.	8,126	461
* F5 Networks Inc.	3,043	441
Monolithic Power Systems Inc.	2,098	440
* Guidewire Software Inc.	4,233	434
* Ciena Corp.	7,660	423
Juniper Networks Inc.	16,963	412
* HubSpot Inc.	2,050	410
Amdocs Ltd.	6,543	407
Entegris Inc.	6,749	404
* PTC Inc.	5,180	396
* Zynga Inc.	42,922	393
* Dell Technologies Inc.	7,463	370
* Aspen Technology Inc.	3,391	358
* Alteryx Inc. Class A	2,438	351
* Zscaler Inc.	3,449	338
* ON Semiconductor Corp.	20,511	338
* Nuance Communications Inc.	14,119	323
* Proofpoint Inc.	2,769	322
* Ceridian HCM Holding Inc.	4,647	320
Universal Display Corp.	2,133	313
MKS Instruments Inc.	2,947	311
* CACI International Inc. Class A	1,234	309
* Arrow Electronics Inc.	4,370	302
* Five9 Inc.	2,842	296
* IPG Photonics Corp.	1,827	284
* Cree Inc.	5,358	282
* Manhattan Associates Inc.	3,172	280
* Inphi Corp.	2,150	270

*	Lumentum Holdings Inc.	3,621	266
*	RealPage Inc.	3,910	265
*	Dynatrace Inc.	6,754	260
*	Grubhub Inc.	4,561	259
*	Elastic NV	3,002	258
	CDK Global Inc.	6,546	257
	Science Applications International Corp.	2,876	253
*	Mercury Systems Inc.	2,817	252
	National Instruments Corp.	6,434	249
*	Everbridge Inc.	1,671	244
*	Avalara Inc.	2,239	240
*,^	Match Group Inc.	2,692	240
*	Smartsheet Inc. Class A	4,157	240
*	Tech Data Corp.	1,668	227
*	Dropbox Inc. Class A	10,066	227
	Jabil Inc.	7,490	224
*	Nutanix Inc.	9,285	223
*	Silicon Laboratories Inc.	2,351	220
*	Pure Storage Inc. Class A	12,465	220
	SYNNEX Corp.	2,056	219
*	Qualys Inc.	1,791	207
*	II-VI Inc.	4,244	202
	LogMeIn Inc.	2,374	202
*	Cirrus Logic Inc.	2,763	200
	Cabot Microelectronics Corp.	1,375	199
	DXC Technology Co.	13,734	195
*	Anaplan Inc.	4,063	187
	Dolby Laboratories Inc. Class A	2,988	181
*	J2 Global Inc.	2,302	180
	Pegasystems Inc.	1,815	173
*	Q2 Holdings Inc.	2,048	169
*	Coherent Inc.	1,144	166
*	Semtech Corp.	3,123	166
*	Novanta Inc.	1,607	165
*	Envestnet Inc.	2,259	164
*	LiveRamp Holdings Inc.	3,201	161
*	New Relic Inc.	2,363	156
*	Verint Systems Inc.	3,339	155
*	Blackline Inc.	2,069	154
*	ACI Worldwide Inc.	5,452	150
	Avnet Inc.	5,520	150
	Vishay Intertechnology Inc.	9,066	147
*	Lattice Semiconductor Corp.	5,926	147
	Power Integrations Inc.	1,357	147
	Perspecta Inc.	6,560	145
*	Anixter International Inc.	1,442	138
*	Box Inc.	6,848	137
	Blackbaud Inc.	2,312	136
	Brooks Automation Inc.	3,381	135
*	Viavi Solutions Inc.	10,881	126
*	Teradata Corp.	5,788	124
*	Advanced Energy Industries Inc.	1,824	122
*	Acacia Communications Inc.	1,793	121
*	Appfolio Inc.	763	121
*	Varonis Systems Inc.	1,412	119
*	FireEye Inc.	9,475	118
*	Cloudera Inc.	11,360	116

*	ViaSat Inc.	2,695	113
*	Rapid7 Inc.	2,311	113
*	SPS Commerce Inc.	1,633	111
*	LivePerson Inc.	2,959	111
*	Fabrinet	1,720	110
*	NCR Corp.	6,032	109
*	FormFactor Inc.	4,198	106
*	Cornerstone OnDemand Inc.	2,689	104
*	Bottomline Technologies DE Inc.	2,038	103
*	Synaptics Inc.	1,608	102
*	Medallia Inc.	3,598	102
	ManTech International Corp. Class A	1,277	99
*	iRobot Corp.	1,319	97
*	Sanmina Corp.	3,636	97
*	Rogers Corp.	887	96
*	Diodes Inc.	1,956	95
*	CommScope Holding Co. Inc.	9,182	95
*	NetScout Systems Inc.	3,368	93
*	Cargurus Inc.	3,544	92
*	Sailpoint Technologies Holdings Inc.	4,011	92
*,^	Appian Corp. Class A	1,606	91
	Sabre Corp.	12,892	90
*	Plexus Corp.	1,387	89
*	Ambarella Inc.	1,503	85
	Progress Software Corp.	2,073	84
*	Insight Enterprises Inc.	1,628	83
*	Rambus Inc.	5,361	83
	InterDigital Inc.	1,504	83
*	SVMK Inc.	4,102	83
*	Alarm.com Holdings Inc.	1,734	82
*	Bandwidth Inc. Class A	732	81
*	Avaya Holdings Corp.	5,494	80
*	Workiva Inc.	1,782	79
*	CommVault Systems Inc.	1,922	78
	Ubiquiti Inc.	416	77
	CSG Systems International Inc.	1,586	75
*	EchoStar Corp. Class A	2,370	74
	NIC Inc.	3,068	74
	KEMET Corp.	2,672	72
*	Altair Engineering Inc. Class A	1,842	72
*	Yext Inc.	4,472	71
*	Yelp Inc.	3,206	70
*	Covetrus Inc.	4,526	69
*	MACOM Technology Solutions Holdings Inc.	2,160	69
*	Onto Innovation Inc.	2,202	68
*	Inovalon Holdings Inc. Class A	3,424	64
*	PROS Holdings Inc.	1,571	61
*	Knowles Corp.	3,911	59
*	MaxLinear Inc.	3,223	56
*	Glu Mobile Inc.	5,562	56
*	Tenable Holdings Inc.	1,718	54
*	TTM Technologies Inc.	4,637	54
	Switch Inc.	2,801	54
	Methode Electronics Inc.	1,679	53
*	PagerDuty Inc.	1,945	52
*	Perficient Inc.	1,482	50
*	Schrodinger Inc.	733	50

*	Model N Inc.	1,538	49
*	Amkor Technology Inc.	4,618	49
*	Zuora Inc. Class A	4,063	49
*	Cerence Inc.	1,628	49
*	ForeScout Technologies Inc.	1,985	47
*	MicroStrategy Inc.	376	47
*	ePlus Inc.	617	45
	Maxar Technologies Inc.	2,869	43
*	Stratasys Ltd.	2,376	42
*	Infinera Corp.	8,412	42
*	3D Systems Corp.	5,511	41
*	Virtusa Corp.	1,344	40
*	Axcelis Technologies Inc.	1,434	39
*	SolarWinds Corp.	2,081	38
*	Upland Software Inc.	1,101	38
*	Parsons Corp.	912	37
	Benchmark Electronics Inc.	1,724	37
*	Ultra Clean Holdings Inc.	1,749	36
*	CEVA Inc.	1,012	35
*	Photronics Inc.	2,909	35
	TiVo Corp.	5,667	35
	Shutterstock Inc.	899	34
*	NETGEAR Inc.	1,294	33
*	nLight Inc.	1,541	33
*	Upwork Inc.	2,581	32
	CTS Corp.	1,493	32
	Xperi Corp.	2,297	32
*	OneSpan Inc.	1,545	31
*	TechTarget Inc.	1,050	29
*	Groupon Inc.	22,417	29
*	Vocera Communications Inc.	1,455	29
	Cohu Inc.	1,891	28
	Simulations Plus Inc.	562	28
*	Calix Inc.	2,008	28
*	Sprout Social Inc. Class A	1,022	28
*	Rubicon Project Inc.	4,412	28
*	Blucora Inc.	2,260	27
*	ScanSource Inc.	1,113	27
	ADTRAN Inc.	2,287	26
*	Unisys Corp.	2,278	26
	American Software Inc. Class A	1,329	26
*	Veeco Instruments Inc.	2,128	25
	QAD Inc. Class A	543	25
*	Tucows Inc. Class A	412	25
*	Limelight Networks Inc.	4,976	25
*	PDF Solutions Inc.	1,354	23
	Ebix Inc.	1,021	23
	PC Connection Inc.	518	22
*	Ichor Holdings Ltd.	978	22
*	Digital Turbine Inc.	3,443	22
*	EverQuote Inc. Class A	396	21
*,^	Inseego Corp.	2,007	21
*	Impinj Inc.	822	21
	Plantronics Inc.	1,589	21
*	Harmonic Inc.	3,816	21
	VirnetX Holding Corp.	3,054	20
*	Meet Group Inc.	3,237	20

* Everi Holdings Inc.	3,218	20
Comtech Telecommunications Corp.	1,112	20
* Domo Inc.	762	19
* MobileIron Inc.	4,265	19
* DSP Group Inc.	1,029	19
* Agilysys Inc.	951	18
* Extreme Networks Inc.	5,468	18
* Ping Identity Holding Corp.	636	18
* Zix Corp.	2,643	18
* Mitek Systems Inc.	1,852	17
* Benefitfocus Inc.	1,346	17
* ChannelAdvisor Corp.	1,206	17
* Diebold Nixdorf Inc.	3,503	17
* SMART Global Holdings Inc.	624	17
* Brightcove Inc.	1,962	16
* Eventbrite Inc. Class A	1,747	15
* Kimball Electronics Inc.	1,060	15
* NeoPhotonics Corp.	1,689	15
* A10 Networks Inc.	2,146	15
* Adesto Technologies Corp.	1,166	14
* Digi International Inc.	1,191	13
* TrueCar Inc.	4,870	13
NVE Corp.	217	13
* PAR Technology Corp.	516	13
* Ribbon Communications Inc.	2,678	12
* CalAmp Corp.	1,519	12
Loral Space & Communications Inc.	620	12
* Endurance International Group Holdings Inc.	3,209	12
* Ooma Inc.	868	11
* Avid Technology Inc.	1,512	11
* AXT Inc.	1,968	10
* comScore Inc.	2,626	10
* eGain Corp.	949	10
* ShotSpotter Inc.	423	10
* Intelligent Systems Corp.	300	10
* Akoustis Technologies Inc.	1,231	9
* Alpha & Omega Semiconductor Ltd.	864	9
* Iteris Inc.	1,854	9
* Immersion Corp.	1,279	9
* Digimarc Corp.	492	8
* KVH Industries Inc.	798	7
Daktronics Inc.	1,663	7
* Arlo Technologies Inc.	3,179	7
* Telenav Inc.	1,416	7
* Applied Optoelectronics Inc.	793	7
* GTY Technology Holdings Inc.	1,840	7
* Clearfield Inc.	498	7
* Casa Systems Inc.	1,540	7
* GSI Technology Inc.	789	6
* Rimini Street Inc.	1,259	6
* SecureWorks Corp. Class A	401	5
Bel Fuse Inc. Class B	501	5
* Synchronoss Technologies Inc.	1,706	5
* Airgain Inc.	511	5
* SharpSpring Inc.	464	5
* DASAN Zhone Solutions Inc.	500	4
* Majesco	460	3

* Phunware Inc.	1,984	3
TESSCO Technologies Inc.	402	2
AstroNova Inc.	321	2
* Coda Octopus Group Inc.	337	2
* Travelzoo	262	2
* Ideanomics Inc.	1,985	1
		381,834
Utilities (5.0%)
Verizon Communications Inc.	204,469	11,732
AT&T Inc.	361,675	11,161
NextEra Energy Inc.	24,181	6,180
Dominion Energy Inc.	40,506	3,443
Duke Energy Corp.	35,805	3,066
Southern Co.	51,675	2,949
American Electric Power Co. Inc.	24,353	2,076
* T-Mobile US Inc.	18,531	1,854
Exelon Corp.	47,987	1,838
Sempra Energy	13,989	1,767
Xcel Energy Inc.	26,049	1,694
WEC Energy Group Inc.	15,606	1,432
Eversource Energy	16,048	1,343
Public Service Enterprise Group Inc.	24,776	1,265
Consolidated Edison Inc.	16,347	1,227
FirstEnergy Corp.	27,150	1,147
American Water Works Co. Inc.	8,851	1,124
PPL Corp.	38,632	1,079
Entergy Corp.	10,107	1,029
Edison International	17,397	1,011
DTE Energy Co.	9,318	1,002
Ameren Corp.	12,244	915
CMS Energy Corp.	13,953	817
Evergy Inc.	11,358	701
Atmos Energy Corp.	5,960	613
Alliant Energy Corp.	11,915	588
CenturyLink Inc.	53,361	525
Essential Utilities Inc.	10,483	459
NRG Energy Inc.	12,555	453
Pinnacle West Capital Corp.	5,785	451
NiSource Inc.	18,458	440
CenterPoint Energy Inc.	24,483	435
Vistra Energy Corp.	20,749	424
AES Corp.	32,600	407
* GCI Liberty Inc. Class A	4,870	337
UGI Corp.	10,282	327
OGE Energy Corp.	9,920	311
* PG&E Corp.	26,135	310
ONE Gas Inc.	3,038	255
IDACORP Inc.	2,399	224
Hawaiian Electric Industries Inc.	5,417	214
Portland General Electric Co.	4,292	202
Southwest Gas Holdings Inc.	2,573	195
New Jersey Resources Corp.	5,192	182
Black Hills Corp.	2,882	178
National Fuel Gas Co.	4,128	173
Spire Inc.	2,361	172
Cogent Communications Holdings Inc.	2,120	162
PNM Resources Inc.	3,780	154

	ALLETE Inc.	2,451	144
	American States Water Co .	1,749	143
	NorthWestern Corp.	2,384	143
	Ormat Technologies Inc.	1,889	138
	South Jersey Industries Inc.	4,456	126
	Avista Corp.	3,126	122
	Avangrid Inc.	2,729	121
	Shenandoah Telecommunications Co.	2,296	121
	El Paso Electric Co.	1,717	117
	MGE Energy Inc.	1,675	114
*	Iridium Communications Inc.	4,741	109
	California Water Service Group	2,308	109
*	Vonage Holdings Corp.	10,833	104
	Telephone and Data Systems Inc.	4,802	98
	Northwest Natural Holding Co.	1,411	90
	Middlesex Water Co.	1,189	81
	SJW Group	1,273	80
	Clearway Energy Inc.	3,521	77
	Chesapeake Utilities Corp.	800	72
*	Evoqua Water Technologies Corp.	3,612	68
	TerraForm Power Inc. Class A	3,620	67
*	8x8 Inc.	4,486	65
	Clearway Energy Inc. Class A	2,424	49
*	Sunnova Energy International Inc.	2,227	33
	Unitil Corp.	677	33
*	Cincinnati Bell Inc.	2,136	32
	ATN International Inc.	521	31
*	Boingo Wireless Inc.	2,045	28
*	Anterix Inc.	514	28
	York Water Co.	583	26
*	United States Cellular Corp.	720	23
*	Consolidated Communications Holdings Inc.	3,248	20
	Artesian Resources Corp. Class A	356	13
	Global Water Resources Inc.	1,129	12
*,^	GTT Communications Inc.	1,485	12
	Consolidated Water Co. Ltd.	712	11
*	ORBCOMM Inc.	3,564	10
*	Atlantic Power Corp.	4,607	10
	RGC Resources Inc.	351	9
	Spok Holdings Inc.	888	9
*	WideOpenWest Inc.	1,379	9
	Genie Energy Ltd. Class B	824	7
*	Pure Cycle Corp.	695	7
*	Cadiz Inc.	628	7
	Spark Energy Inc. Class A	617	5
*	IDT Corp. Class B	759	5
*,^	Gogo Inc.	2,291	5
			72,786
Total Common Stocks (Cost $1,182,797)			1,465,995

	Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund	0.307%		27,628	2,763

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Cash Management Bill	0.116%	9/29/20	400	400
Total Temporary Cash Investments (Cost $3,163)				3,163
Total Investments (99.8%) (Cost $1,185,960)				1,469,158
Other Assets and Liabilities—Net (0.2%)3				3,033
Net Assets (100%)				1,472,191
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,500,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $1,621,000 was received for securities on loan.
4 Securities with a value of $382,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	36	5,476	190
E-mini Russell 2000 Index	June 2020	12	836	47
				237

Russell 3000 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily sett lement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

Russell 3000 Index Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,465,990	—	5	1,465,995
Temporary Cash Investments	2,763	400	—	3,163
Total	1,468,753	400	5	1,469,158
Derivative Financial Instruments
Assets
Futures Contracts[1]	5	—	—	5
Liabilities
Futures Contracts[1]	7	—	—	7
1 Represents variation margin on the last day of the reporting period.